      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2002


                                                              FILE NO. 333-79865
                                                              FILE NO. 811-09371

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 3


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 4

                             ---------------------

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                              (Name of Depositor)
                            ------------------------

                              1401 LIVINGSTON LANE
                           JACKSON, MISSISSIPPI 39213
                    (Address of Principal Executive Office)
                                 1-601-981-7422

                           JOSEPH A. PURVIS, ESQUIRE
                              1401 LIVINGSTON LANE
                           JACKSON, MISSISSIPPI 39213
               (Name and Address of Agent for Service of Process)
                            ------------------------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2415

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

    SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
CONTRACTS

    It is proposed that this filing will become effective (check appropriate box):


        /X/  immediately upon filing pursuant to paragraph (b) of Rule 485;



        / /  on May 1, 2002 pursuant to paragraph (b) of Rule 485;


        / /     days after filing pursuant to paragraph (a) of Rule 485;

        / /  on (date) pursuant to paragraph (a) of Rule 485.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACT
    ------------------------------------------------------------------------

                                   PROSPECTUS


                                  May 1, 2002



Southern Farm Bureau Life Insurance Company (the "Company") is offering the individual flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.



The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Southern Farm Bureau Life Variable Account (the "Account"), each of which invests in one of the following Investment Options:



T. Rowe Price Equity Series, Inc.          Fidelity Variable Insurance Products
                                           Funds
  Equity Income Portfolio                  VIP Growth Portfolio--Initial Class
  Mid-Cap Growth Portfolio                 VIP High Income Portfolio--Initial Class
  Personal Strategy Balanced Portfolio     VIP Overseas Portfolio--Initial Class
T. Rowe Price Fixed Income Series, Inc.    VIP Contrafund-Registered Trademark-
                                           Portfolio--Initial Class
  Limited-Term Bond Portfolio              VIP Index 500 Portfolio--Initial Class
  Prime Reserve Portfolio



The accompanying Prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.


Please note that the Contracts and Investment Options are not bank deposits; are not federally insured; are not guaranteed to achieve their goals; and are subject to risks, including loss of the amount invested.


You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information
(SAI) has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SEC maintains a website (http:// www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and other information filed electronically with the SEC.



Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.



    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
        OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   Issued By
                  Southern Farm Bureau Life Insurance Company
                              1401 Livingston Lane
                           Jackson, Mississippi 39213
                                 1-877-249-3691

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE
                                                              ---------
DEFINITIONS.................................................         3
EXPENSE TABLES..............................................         5
SUMMARY OF THE CONTRACT.....................................         9
CONDENSED FINANCIAL INFORMATION.............................        11
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS.................        12
      Southern Farm Bureau Life Insurance Company...........        12
      Southern Farm Bureau Life Variable Account............        12
      Investment Options....................................        13
      Addition, Deletion or Substitution of Investments.....        15
DESCRIPTION OF ANNUITY CONTRACT.............................        16
      Issuance of a Contract................................        16
      Premiums..............................................        16
      Free-Look Period......................................        16
      Allocation of Premiums................................        16
      Variable Accumulated Value............................        17
      Transfer Privilege....................................        18
      Partial Withdrawals and Surrenders....................        19
      Transfer and Withdrawal Options.......................        19
      Death Benefit Before the Retirement Date..............        21
      Death Benefit After the Retirement Date...............        22
      Proceeds on the Retirement Date.......................        22
      Payments..............................................        23
      Modification..........................................        23
      Reports to Owners.....................................        24
      Inquiries.............................................        24
THE DECLARED INTEREST OPTION................................        24
      Minimum Guaranteed and Current Interest Rates.........        24
      Transfers From Declared Interest Option...............        25
      Payment Deferral......................................        25
CHARGES AND DEDUCTIONS......................................        25
      Surrender Charge (Contingent Deferred Sales Charge)...        25
      Annual Administrative Charge..........................        26
      Transfer Processing Fee...............................        26
      Mortality and Expense Risk Charge.....................        27
      Investment Option Expenses............................        27
      Premium Taxes.........................................        27
      Other Taxes...........................................        27
PAYMENT OPTIONS.............................................        27
      Election of Options...................................        28
      Description of Options................................        28
YIELDS AND TOTAL RETURNS....................................        28
FEDERAL TAX MATTERS.........................................        30
      Introduction..........................................        30
      Tax Status of the Contract............................        30
      Taxation of Annuities.................................        32
      Transfers, Assignments or Exchanges of a Contract.....        33
      Withholding...........................................        34
      Multiple Contracts....................................        34

                                                                PAGE
                                                              ---------
      Taxation of Qualified Contracts.......................        34
      Possible Charge for the Company's Taxes...............        36
      Other Tax Consequences................................        36
DISTRIBUTION OF THE CONTRACTS...............................        37
LEGAL PROCEEDINGS...........................................        37
VOTING RIGHTS...............................................        37
FINANCIAL STATEMENTS........................................        38
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.......   SAI-TOC


            The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

--------------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

ACCOUNT: Southern Farm Bureau Life Variable Account.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ADMINISTRATIVE OFFICE: The Company's administrative office at 5400 University Avenue, West Des Moines, Iowa 50266.

ANNUITANT: The person or persons whose life (or lives) determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY: The person to whom the Company pays the proceeds on the death of the Annuitant.


BUSINESS DAY: Each day that the New York Stock Exchange is open for trading, except: (1) any period when the Securities and Exchange Commission determines that an emergency exists which makes it impracticable for a Fund to dispose of its securities or to fairly determine the value of its net assets; or (2) such other periods as the Securities and Exchange Commission may permit for the protection of security holders of a Fund. Assets are valued at the close of each Business Day (3:00 p.m. central time).


THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): Southern Farm Bureau Life Insurance Company.


CONTRACT: The individual flexible premium deferred variable annuity contract we offer and describe in this prospectus, which term includes the Contract described in this Prospectus, any endorsement or additional benefit riders or agreements, the Contract application and any supplemental applications.


CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.


CONTRACT DATE: The date on which the Company receives a properly completed application and the initial premium at the Administrative Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.


CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

    (a) a certified copy of the death certificate;

    (b) a certified copy of a court decree reciting a finding of death; or

    (c) any other proof satisfactory to the Company.


FUND: An open-end diversified management investment company or unit investment trust in which the Account invests.


GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.


INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund.



NET ACCUMULATED VALUE: The Accumulated Value less any applicable surrender charge.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.


QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 403(b), 408 or 408A of the Code. These plans already provide tax deferral so you should consider purchasing a Contract based on its other features and benefits.


RETIREMENT DATE: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living. It is the Contract Anniversary nearest to the retirement age you select in the application. Such Retirement Date may not be after the later of the Annuitant's 70th birthday or the 10th Contract Anniversary. If no age is selected, the Retirement Date is the Annuitant's 70th birthday.

SEC: The U.S. Securities and Exchange Commission.


SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.


VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.


WRITTEN NOTICE: A written request or notice signed by the Owner on a form satisfactory to the Company which the Company receives at the Administrative Office.

--------------------------------------------------------------------------------

EXPENSE TABLES
--------------------------------------------------------------------------------

    The following expense information assumes that the entire Accumulated Value is variable Accumulated Value.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Premiums                              None


Surrender charge (contingent deferred sales charge) as a percentage of the amount surrendered or withdrawn:



CONTRACT YEAR*             SURRENDER CHARGE
1                                 7%
2                                 6
3                                 5
4                                 4
5                                 3
6                                 2
7                                 1
8 and after                       0


    * We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, you may withdraw up to 10% of the Accumulated Value on your most recent Contract Anniversary without incurring a surrender charge. If you subsequently surrender your Contract during the Contract Year, the Company will apply a surrender charge to any partial withdrawals taken. The amount that you may withdraw without incurring a Surrender Charge is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")



Under certain circumstances, a surrender charge may apply on the Retirement Date. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--SURRENDER CHARGE AT THE RETIREMENT DATE.")



Transfer Processing Fee                                       25*



    * We waive the transfer processing fee for the first twelve transfers during a Contract Year. The Company may charge $25 for the thirteenth and each subsequent transfer during the Contract Year.


Annual Administrative Charge                                  $ 30
Annual Account Expenses (as a percentage of average net
assets)
  Mortality and Expense Risk Charge                           1.40%
  Other Account Expenses                                      None
  Total Account Expenses                                      1.40%

ANNUAL INVESTMENT OPTION EXPENSES (as a percentage of average net assets after waivers or reimbursements)



                                             ADVISORY    OTHER          12B-1          TOTAL
INVESTMENT OPTION                             FEE       EXPENSES         FEES         EXPENSES
T. Rowe Price Equity Series, Inc.
  T. Rowe Price Equity Income Portfolio        0.85%        0.00%          0.00%          0.85%(1)
  T. Rowe Price Mid-Cap Growth Portfolio       0.85%        0.00%          0.00%          0.85%(1)
  T. Rowe Price Personal Strategy Balanced
  Portfolio                                    0.90%        0.00%          0.00%          0.90%(1)
T. Rowe Price Fixed Income Series, Inc.
  T. Rowe Price Limited-Term Bond Portfolio    0.70%        0.00%          0.00%          0.70%(1)
  T. Rowe Price Prime Reserve Portfolio        0.55%        0.00%          0.00%          0.55%(1)
Fidelity Variable Insurance Products Funds
  VIP Growth Portfolio--Initial Class          0.58%        0.10%          0.00%          0.68%(2)
  VIP High Income Portfolio--Initial Class     0.58%        0.13%          0.00%          0.71%(2)
  VIP Overseas Portfolio--Initial Class        0.73%        0.19%          0.00%          0.92%(2)
  VIP Contrafund Portfolio--Initial Class      0.58%        0.10%          0.00%          0.68%(2)
  VIP Index 500 Portfolio--Initial Class       0.24%        0.11%          0.00%          0.35%(3)



    (1) Management fees include the ordinary, recurring operating expenses of the portfolios.



    (2) A portion of the brokerage commissions that certain portfolios pay is used to reduce Fund expenses. In addition, certain portfolios have entered into arrangements with their custodian whereby, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. The amounts shown in the table do not include these reductions. Including these reductions, the total portfolio operating expenses presented in the preceding table would have been: Growth Portfolio--0.65%, High Income Portfolio--0.70%, Overseas Portfolio--0.87% and Contrafund Portfolio--0.64%.



    (3) The Funds' manager has voluntarily agreed to reimburse the expenses of the portfolio if they exceed 0.28%. The Funds' manager may discontinue this arrangement at any time in its sole discretion. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.



The above tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect the expenses for the Account and the actual expenses for each Investment Option for the fiscal year ended December 31, 2001. Current and future expense figures may be higher or lower than those shown. For a more complete description of the various costs and expenses, see "Charges and Deductions" and the prospectus for each Investment Option which accompanies this Prospectus. We do not independently verify the information provided in the accompanying prospectuses.

  EXAMPLES: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If you surrender or annuitize the Contract at the end of the applicable time period:



SUBACCOUNT                                                    1 YEAR     3 YEARS    5 YEARS    10 YEARS
T. Rowe Price Equity Series, Inc.
  T. Rowe Price Equity Income Portfolio                         $90        $127       $165       $285
  T. Rowe Price Mid-Cap Growth Portfolio                        $90        $127       $165       $285
  T. Rowe Price Personal Strategy Balanced Portfolio            $91        $129       $168       $290
T. Rowe Price Fixed Income Series, Inc.
  T. Rowe Price Limited-Term Bond Portfolio                     $89        $123       $158       $269
  T. Rowe Price Prime Reserve Portfolio                         $88        $119       $150       $254
Fidelity Variable Insurance Products Funds
  VIP Growth Portfolio                                          $88        $122       $155       $264
  VIP High Income Portfolio                                     $89        $123       $158       $269
  VIP Overseas Portfolio                                        $91        $128       $166       $287
  VIP Contrafund Portfolio                                      $88        $121       $155       $263
  VIP Index 500 Portfolio                                       $85        $111       $137       $226

2. If you do not surrender or annuitize the Contract at the end of the applicable time period:



SUBACCOUNT                                                    1 YEAR     3 YEARS    5 YEARS    10 YEARS
T. Rowe Price Equity Series, Inc.
  T. Rowe Price Equity Income Portfolio                         $26        $79        $135       $285
  T. Rowe Price Mid-Cap Growth Portfolio                        $26        $79        $135       $285
  T. Rowe Price Personal Strategy Balanced Portfolio            $26        $81        $137       $290
T. Rowe Price Fixed Income Series, Inc.
  T. Rowe Price Limited-Term Bond Portfolio                     $25        $75        $127       $269
  T. Rowe Price Prime Reserve Portfolio                         $23        $70        $119       $254
Fidelity Variable Insurance Products Funds
  VIP Growth Portfolio                                          $24        $73        $125       $264
  VIP High Income Portfolio                                     $24        $74        $127       $269
  VIP Overseas Portfolio                                        $26        $80        $136       $287
  VIP Contrafund Portfolio                                      $24        $73        $124       $263
  VIP Index 500 Portfolio                                       $20        $62        $106       $226



Expenses assume that current fee waivers and expense reimbursements for the Funds continue for the periods shown.


The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also assume that the annual administrative charge is $30 and that the Accumulated Value per Contract is $10,000, which translates the administrative charge into an assumed .30% charge for the purposes of the examples.

Please do not consider the examples a representation of past or future expenses. The assumed 5% annual rate of return is hypothetical and is not a representation of past or future annual returns, which undoubtedly will be greater or less than this assumed rate.

--------------------------------------------------------------------------------

SUMMARY OF THE CONTRACT
--------------------------------------------------------------------------------

  ISSUANCE OF A CONTRACT. The Contract is an individual flexible premium deferred variable annuity contract with a maximum age of 80 for Annuitants on the Contract Date (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). "See DISTRIBUTION OF THE CONTRACTS" for information on compensation of persons selling the Contracts. The Contracts are:

    - "flexible premium" because you do not have to pay premiums according to a fixed schedule, and

    - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

  FREE-LOOK PERIOD. You have the right to return the Contract within 10 days after you receive it (or a longer period if required by the state where your Contract is issued) (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive the greater of:

    -   premiums paid, or


    - the Accumulated Value on the date the Company receives the returned Contract at our Administrative Office, plus administrative charges and any other charges deducted under the Contract.



  PREMIUMS. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain qualified plans.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.")


  ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums").

    - The Company will allocate the initial premium to the Prime Reserve Subaccount for 10 days from the Contract Date.

    - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

    - Amounts allocated to the Declared Interest Option earn interest at a guaranteed annual rate of at least 3%.

  TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege").

    - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.


    - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.


    - The Company waives fees for the first twelve transfers during a Contract Year.


    - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.



  PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")



  SURRENDER. You may surrender your Contract upon written notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")


CHARGES AND DEDUCTIONS

  Your Contract will be assessed the following charges and deductions:

  SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). We deduct this charge from the amount surrendered.

CONTRACT YEAR                 CHARGE
1                               7%
2                               6
3                               5
4                               4
5                               3
6                               2
7                               1
8 and after                     0


  We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, you may withdraw up to 10% of the Accumulated Value on your most recent Contract Anniversary without incurring a surrender charge. If you subsequently surrender your Contract during the Contract Year, we will apply a surrender charge to any partial withdrawals you've taken. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")



  We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")



  ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). We currently waive this charge:


    - in the first Contract Year with an initial premium payment of $50,000 or greater, or


    - if the Net Accumulated Value is $50,000 or greater on your Contract Anniversary.


  We may terminate this waiver at any time.


  TRANSFER PROCESSING FEE. We may assess a $25 fee for the 13th and each subsequent transfer in a Contract Year.

  MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.40% (approximately 1.01% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
  DEDUCTIONS--Mortality and Expense Risk Charge").

  INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table on page 6 titled "Annual Investment Option Expenses" lists these fees and expenses for the most recent fiscal year.

ANNUITY PROVISIONS

  On your Retirement Date, you may choose to have the Net Accumulated Value distributed to you as follows:

    -   under a payment option (see "PAYMENT OPTIONS"), or

    -   in a lump sum.

FEDERAL TAX MATTERS

  The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


    The Account commenced operations on November 3, 1999; however, no premiums were received until February 7, 2000. The information presented below reflects the accumulation unit information for the Subaccounts for each period specified below ending on December 31.




                                                ACCUMULATION     ACCUMULATION
                                                UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                                                BEGINNING OF         AT              AT
SUBACCOUNT                                          YEAR         END OF YEAR    END OF YEAR
Equity Income
  1999                                            $10.000000     $10.000000          0.000000
  2000                                             10.000000      13.055410    150,049.872659
  2001                                             13.055410      13.062837    272,293.195549
Mid-Cap Growth
  1999                                            $10.000000     $10.000000          0.000000
  2000                                             10.000000      10.747384    240,203.006752
  2001                                             10.747384      10.500840    421,215.422664
Personal Strategy Balanced
  1999                                            $10.000000     $10.000000          0.000000
  2000                                             10.000000      10.599346    131,444.072159
  2001                                             10.599346      10.200137    228,655.588908
Limited-Term Bond
  1999                                            $10.000000     $10.000000          0.000000
  2000                                             10.000000      10.720777     39,184.816218
  2001                                             10.720777      11.470462    102,740.552668


                                                ACCUMULATION     ACCUMULATION
                                                UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                                                BEGINNING OF         AT              AT
SUBACCOUNT                                          YEAR         END OF YEAR    END OF YEAR
Prime Reserve
  1999                                            $10.000000     $10.000000          0.000000
  2000                                             10.000000      10.420257     59,714.825328
  2001                                             10.420257      10.689766    102,075.433639
Contrafund
  1999                                            $10.000000     $10.000000          0.000000
  2000                                             10.000000       9.296002    257,045.229631
  2001                                              9.296002       8.044268    376,112.890552
Growth
  1999                                            $10.000000     $10.000000          0.000000
  2000                                            $10.000000     $ 8.636759    456,978.116466
  2001                                              8.636759       7.012742    720,562.523322
High Income
  1999                                            $10.000000     $10.000000          0.000000
  2000                                             10.000000       7.658946    111,560.708629
  2001                                              7.658946       6.666016    137,789.737174
Index 500
  1999                                            $10.000000     $10.000000          0.000000
  2000                                             10.000000       9.462309    343,290.417097
  2001                                              9.462309       8.201012    570,626.609194
Overseas
  1999                                            $10.000000     $10.000000          0.000000
  2000                                             10.000000       8.049836    113,096.830049
  2001                                              8.049836       6.256926    158,358.160692


--------------------------------------------------------------------------------

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS
--------------------------------------------------------------------------------

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

    The Company was incorporated on October 30, 1946 as a stock life insurance company in the State of Mississippi and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 13 jurisdictions: the states of Alabama, Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee, Texas and Virginia; and the Commonwealth of Puerto Rico.
--------------------------------------------------------------------------------

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

    On May 17, 1999, we established the Account pursuant to the laws of the State of Mississippi. The Account:

        -   will receive and invest premiums paid to it under the Contract;

        - will receive and invest premiums for other variable annuity contracts we issue;

        - meets the definition of a "separate account" under the federal securities laws;

        - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

    We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.
--------------------------------------------------------------------------------

INVESTMENT OPTIONS


    There are currently ten Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in all Investment Options at any one time, including the Declared Interest Option, we only permit you to "actively participate" in a maximum of 10 Investment Options, including the Declared Interest Option.


    The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other mutual fund portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other mutual fund portfolio has the same investment adviser, investment sub-adviser or manager.


    We have summarized below the investment objectives and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objectives. You should also read the prospectus for each Investment Option, which must accompany or precede this prospectus, for more detailed information, including a description of risks and expenses.



T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
T. Rowe Price Equity Income Portfolio  -  This Portfolio seeks to provide substantial dividend income as well as long-term growth of capital by
                                          investing primarily in the common stocks of established
                                          companies considered by the adviser to have favorable
                                          prospects for both increasing dividends and capital
                                          appreciation.
T. Rowe Price Mid-Cap Growth           -  This Portfolio seeks to provide long-term capital
Portfolio                                 appreciation by investing primarily in mid-cap stocks
                                          with the potential for above-average earnings growth. The
                                          investment adviser defines mid-cap companies as those
                                          whose market capitalization falls within the range of
                                          companies in either the Standard & Poor's Mid-Cap 400
                                          Index or the Russell Mid-Cap Growth Index.
T. Rowe Price Personal Strategy        -  This Portfolio seeks the highest total return over time
Balanced Portfolio                        consistent with an emphasis on both capital appreciation
                                          and income. The Portfolio pursues its objective by
                                          investing in a diversified portfolio typically consisting
                                          of approximately 60% stocks, 30% bonds, and 10% money
                                          market securities.

T. ROWE PRICE FIXED INCOME SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
T. Rowe Price Limited-Term Bond        -  This Portfolio seeks a high level of income consistent
Portfolio                                 with moderate fluctuations in principal value. The
                                          Portfolio invests primarily in short- and
                                          intermediate-term bonds.
T. Rowe Price Prime Reserve Portfolio  -  This Portfolio seeks preservation of capital and liquidity and, consistent with these, the highest
                                          possible current income. This Portfolio invests in
                                          high-quality U.S. dollar-denominated money market
                                          securities.



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios. Bankers Trust Company serves as investment sub-adviser to the Index 500 Portfolio.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Fidelity VIP Growth Portfolio          -  This Portfolio seeks capital appreciation by investing
                                          primarily in common stocks. The Portfolio, however, is
                                          not restricted to any one type of security and may pursue
                                          capital appreciation through the purchase of bonds and
                                          preferred stocks. The Portfolio does not place any
                                          emphasis on dividend income from its investments, except
                                          when the adviser believes this income will have a
                                          favorable influence on the market value of the security.
                                          Growth may be measured by factors such as earnings or
                                          gross sales.
Fidelity VIP High Income Portfolio     -  This Portfolio seeks a high level of current income,
                                          while also considering growth of capital. The Portfolio
                                          normally invests primarily in income-producing debt
                                          securities, preferred stocks and convertible securities,
                                          with an emphasis on lower-quality debt securities.
Fidelity VIP Overseas Portfolio        -  This Portfolio seeks long-term growth of capital by
                                          investing primarily in foreign securities. The Portfolio
                                          defines foreign securities as securities of issuers whose
                                          principal activities are located outside the United
                                          States. Normally, at least 80% of the Portfolio's total
                                          assets will be invested in foreign securities. The
                                          Portfolio may also invest in U.S. issuers.
Fidelity VIP Contrafund Portfolio      -  This Portfolio seeks capital appreciation by investing in securities of companies whose value the adviser believes
                                          is not fully recognized by the public. The Portfolio
                                          normally invests primarily in common stocks and
                                          securities convertible into common stock, but it has the
                                          flexibility to invest in other types of securities.
Fidelity VIP Index 500 Portfolio       -  This Portfolio seeks to provide investment results that correspond to the total return of a broad range of common
                                          stocks publicly traded in the United States. To achieve
                                          this objective, the Portfolio attempts to duplicate the
                                          composition and total return of the S&P 500.



    The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)



    We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliates(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant.


    Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.
--------------------------------------------------------------------------------

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

    We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

    We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Contract Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.


    In the event of any such substitution, deletion or change, we may make appropriate changes in the Contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.


    If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

        - operate the Account as a management investment company under the 1940 Act,

        - deregister the Account under that Act in the event such registration is no longer required, or

        -   combine the Account with our other separate accounts.

    In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

--------------------------------------------------------------------------------

DESCRIPTION OF ANNUITY CONTRACT
--------------------------------------------------------------------------------

ISSUANCE OF A CONTRACT


    You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of Southern Farm Bureau Fund Distributor, Inc. ("SFB Fund Distributor"), the distributor and principal underwriter of the Contracts, a broker-dealer having a selling agreement with SFB Fund Distributor or a broker-dealer having a selling agreement with such broker-dealer. Your Contract Date will be the date the properly completed application is received at our Administrative Office. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) The Company sells the Contract to retirement plans that qualify for special federal tax treatment under the Code. For Contracts issued in the state of Texas, Owners must be members of Texas Farm Bureau. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract. We apply a maximum issue age of 80 to Annuitants on the Contract Date.



    Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Administrative Office on a timely basis.

--------------------------------------------------------------------------------

PREMIUMS


    The minimum initial premium amount the Company will accept is $1,000 and is due on or before the Contract Date. (We may waive the minimum initial premium amount for certain qualified plans.) You may make minimum subsequent premium payments of at least $50 or more at any time during the Annuitant's lifetime and before the Retirement Date. We reserve the right to limit the number and amount of subsequent premium payments.



    You may elect to receive a premium reminder notice based on an annual, semi-annual or quarterly payment, for which you may change the amount and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. You should forward all premium payments to our Administrative Office.



    If mandated under applicable law, the Company may be required to reject a premium payment.

--------------------------------------------------------------------------------

FREE-LOOK PERIOD

    We provide for an initial "free-look" period during which time you have the right to return the Contract within 10 days after you receive it (certain states may provide for a longer period). If you return the Contract, it will become void and you will receive the greater of:

        -   premiums paid, or


        - the Accumulated Value on the date we receive the returned Contract at our Administrative Office, plus administrative charges and any other charges deducted from the Account.

--------------------------------------------------------------------------------

ALLOCATION OF PREMIUMS

    Upon receipt at our Administrative Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Prime Reserve Subaccount within two Business Days. If your application is not properly completed, we reserve the right to retain your initial premium for up to five Business Days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.


    You may be invested in all Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.


        - We will allocate the initial premium to the Prime Reserve Subaccount for 10 days after the Contract Date.

        - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

        - We will allocate subsequent premiums in the same manner at the end of the valuation period when we receive them at our Administrative Office, unless the allocation percentages are changed.

        - You may change your allocation schedule at any time by sending Written Notice to the Administrative Office. Changing your allocation schedule will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation schedule in effect.

        - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation schedule.

    Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment experience, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.
--------------------------------------------------------------------------------

VARIABLE ACCUMULATED VALUE

    The variable Accumulated Value of your Contract (i.e., the total amount in each Subaccount) will reflect the investment experience of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable Accumulated Value, and, because your Contract's variable Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

    CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable Accumulated Value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

    DETERMINATION OF NUMBER OF UNITS. The amounts you allocate to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

        -   any premiums paid, and

        - any amounts transferred from another Subaccount or the Declared Interest Option.

    We will decrease the number of units in each Subaccount by:

        -   any amounts withdrawn,

        -   applicable charges assessed, and

        - any amounts transferred to another Subaccount or the Declared Interest Option.

    DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by
    (b) where:

          (a) is the net result of:

                  1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

                  2. the investment income and realized or unrealized capital gains credited to the Subaccount during the current Valuation Period; minus

                  3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

                  4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation and maintenance of that Subaccount; minus

                  5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

          (b) is the number of units outstanding at the end of the preceding Valuation Period.
--------------------------------------------------------------------------------

TRANSFER PRIVILEGE

    You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your written request at the Administrative Office.

        - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or the Declared Interest Option, if less.


        - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.


        - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.


        - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.



        - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.


        - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.")

    All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

    You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.


    CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Administrative Office.

--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS AND SURRENDERS

    PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

        -   The minimum amount which you may partially withdraw is $500.

        - If your partial withdrawal reduces your Accumulated Value to $2,000 or less, it may be treated as a full surrender of the Contract.


    We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Administrative Office. We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, a surrender charge will apply to any partial withdrawal that exceeds 10% of your Contract's Accumulated Value as of the most recent Contract Anniversary. You may elect to have any applicable surrender charge deducted from your remaining Accumulated Value or the amount partially withdrawn. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")



    You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Administrative Office.



    Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of our receipt of your original written request at our Home Office.



    SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Administrative Office. You may choose to have the Net Accumulated Value distributed to you as follows:


        -   under a payment option, or

        -   in a lump sum.


    SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities," and "--Taxation of Qualified Contracts."

--------------------------------------------------------------------------------


TRANSFER AND WITHDRAWAL OPTIONS



    You may elect the following options on your initial application or at a later date by completing the applicable Request Form and returning it to the Administrative Office. The options selected will remain in effect until we receive a written termination request from you at the Administrative Office.



    AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts annually to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option at the end of each Certificate Year to match your Certificate's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.



        - Under the asset rebalancing program, the maximum number of Subaccounts which you may select at any one time is ten, including the Declared Interest Option.


        - Rebalancing will occur on the fifth Business Day of the month following your Contract Anniversary.

        - This feature is not considered in the twelve free transfers during a Contract Year.

        - This feature cannot be utilized in combination with Dollar Cost Averaging.


    DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.



    To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."


        -   The minimum amount of each transfer is $100.


        - Under the dollar cost averaging program, the maximum number of Subaccounts which you may select at any one time is ten, including the Declared Interest Option.


        - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.


        - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Administrative Office.



        - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.


        - This feature cannot be utilized in combination with Automatic Rebalancing or Systematic Withdrawals.

    SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

        - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

        - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

        -   The minimum amount which you may withdraw is $500.

        - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to or more than $2,000.


        - You may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."



        - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

        - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.



        - You may change the amount and frequency upon written request to our Administrative Office.


        - This feature cannot be utilized in combination with Dollar Cost Averaging.


    We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

--------------------------------------------------------------------------------

DEATH BENEFIT BEFORE THE RETIREMENT DATE

    DEATH OF OWNER. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. (In the latter event, the surviving Annuitant becomes the Owner.)

    The surviving Owners or new Owners are afforded the following options:

             1. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

             2. If the surviving Owner or the new Owner is not the spouse of the deceased Owner or if the spouse of the deceased Owner decides not to continue the Contract:

                  (a) he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

                  (b) he or she may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the Owner, or over a period that does not exceed the life expectancy of the Owner.

    Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.

    Other rules may apply to a Qualified Contract.


    DEATH OF AN ANNUITANT. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.


    If the Annuitant's age on the Contract Date was less than 76, the death benefit is equal to the greatest of:

        - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable Surrender Charges),

        -   the Accumulated Value on the date we receive Due Proof of Death, or

        - the Accumulated Value on the most recent Contract Anniversary (plus subsequent premiums paid and less subsequent partial withdrawals).

    If the Annuitant's age on the Contract Date was 76 or older, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

        - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable Surrender Charges), or

        -   the Accumulated Value.

    A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

          (a) is the death benefit immediately prior to withdrawal;


          (b) is the amount of the partial withdrawal (including applicable surrender charges); and


          (c) is the Accumulated Value immediately prior to withdrawal.


    We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.



    If the Annuitant who is also an Owner dies, the provisions described immediately above under "Death of Owner" apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:


        - payments under the option begin within 1 year of the Annuitant's death, and

        - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.


    If an Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.


    Other rules may apply to a Qualified Contract.
--------------------------------------------------------------------------------

DEATH BENEFIT AFTER THE RETIREMENT DATE

    If an Owner dies on or after the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Retirement Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.

    If the Annuitant dies before all payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

    Other rules may apply to a Qualified Contract.
--------------------------------------------------------------------------------

PROCEEDS ON THE RETIREMENT DATE

    You select the Retirement Date. The Retirement Date may not be after the later of the Annuitant's age 70 or 10 years after the Contract Date. If you do not select a Retirement Date, we will use the Annuitant's age 70.


    On the Retirement Date, we will apply the proceeds under the life income annuity payment option with ten years guaranteed, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENT OPTIONS.") If a payment option is elected, we will apply the

    Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.


    You may change the retirement date subject to these limitations:

        - we must receive a Written Notice at the Administrative Office at least 30 days before the current Retirement Date; and

        -   the requested Retirement Date must be a date that is at least
            30 days after receipt of the Written Notice.
--------------------------------------------------------------------------------

PAYMENTS


    We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Administrative Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:


        - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

        - the SEC permits by an order the postponement for the protection of Owners; or

        - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

    If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

    We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.


    If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator.

--------------------------------------------------------------------------------

MODIFICATION

    You may modify the Contract only if one of our officers agrees in writing to such modification.

    Upon notification to you, we may modify your Contract if:

        - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

        - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

        -   necessary to reflect a change in the operation of the Account; or

        - the modification provides additional Subaccount and/or fixed accumulation options.

    We will make the appropriate endorsement to your Contract in the event of most such modifications.

--------------------------------------------------------------------------------

REPORTS TO OWNERS

    We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.
--------------------------------------------------------------------------------

INQUIRIES

    You may contact the Company in writing at our Administrative Office if you have any questions regarding your Contract.

--------------------------------------------------------------------------------

THE DECLARED INTEREST OPTION
--------------------------------------------------------------------------------

    You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

    The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.
--------------------------------------------------------------------------------

MINIMUM GUARANTEED AND CURRENT INTEREST RATES


    The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.


    Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

    We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

    CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

        -   amounts allocated and transferred to it, plus

        -   interest credited, less

        -   amounts deducted, transferred or withdrawn.
--------------------------------------------------------------------------------

TRANSFERS FROM DECLARED INTEREST OPTION


    You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

--------------------------------------------------------------------------------

PAYMENT DEFERRAL

    We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months.

--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

    CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years.

CONTRACT YEAR IN WHICH   CHARGE AS PERCENTAGE OF
   SURRENDER OCCURS         AMOUNT SURRENDERED
1                                   7%
2                                   6
3                                   5
4                                   4
5                                   3
6                                   2
7                                   1
8 and after                         0


    If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

    If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.



    AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, you may withdraw up to 10% of the Accumulated Value on your most recent Contract Anniversary without a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawals in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents as of the most recent Contract Anniversary. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year. If you subsequently surrender your Contract during the Contract Year, we will apply a Surrender Charge to any partial withdrawals you've taken during the Contract Year.



    SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you select payment options 3 or 5. If you select payment options 2 or 4, we assess a surrender charge by adding the number of years for which payments will be made to the number of Contract Years since your Contract inception and applying this sum in the Table of Surrender Charges.



    WAIVER OF SURRENDER CHARGE. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is required to satisfy minimum distribution requirements in accordance with the Code. We must receive written notification, before the Retirement Date, at our Administrative Office in order to activate this waiver.

--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE

    We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. We guarantee that this charge will not exceed $45 annually. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

    We currently waive the annual administrative charge:

        - in the first Contract Year with an initial premium payment of $50,000 or greater, or


        - the Net Accumulated Value is $50,000 or greater on your Contract Anniversary.


    We may terminate this privilege at any time.
--------------------------------------------------------------------------------

TRANSFER PROCESSING FEE


    We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.

--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

    We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

    The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative charge and transfer processing fees may be insufficient to cover actual future expenses.

    We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.
--------------------------------------------------------------------------------

INVESTMENT OPTION EXPENSES


    The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

--------------------------------------------------------------------------------

PREMIUM TAXES

    Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.
--------------------------------------------------------------------------------

OTHER TAXES

    Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

--------------------------------------------------------------------------------

PAYMENT OPTIONS
--------------------------------------------------------------------------------


    Your Contract ends on the Retirement Date. At that time, your Net Accumulated Value will be applied under a payment option, unless you elect to receive this amount in a single sum. Should you not elect a payment option on the Retirement Date, proceeds will be paid as a life income annuity with payments guaranteed for ten years. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.


    Prior to the Retirement Date, you may have your Net Accumulated Value applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or a supplemental contract to be issued for the payment option.

    We have provided a description of the available payment options below. The term "payee" means a person who is entitled to receive payment under that option. All payment options offer a fixed and guaranteed amount to be paid during the annuity payment period, independent of the investment experience of the Account.

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

    While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options after the death of the Owner/Annuitant.

    We will initiate an election, revocation or change of a payment option upon receipt of your written request at the Administrative Office.

    We reserve the right to refuse the election of a payment option, other than in a lump sum, if:

           1)  the total payments would be less than $2,000;

           2)  each payment would be less than $20; or

           3) the payee is an assignee, estate, trustee, partnership, corporation or association.
--------------------------------------------------------------------------------

DESCRIPTION OF OPTIONS

    OPTION 1--INTEREST INCOME. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

    OPTION 2--INCOME FOR A FIXED TERM. The proceeds are paid in equal installments for a fixed number of years.

    OPTION 3--LIFE INCOME OPTION WITH TERM CERTAIN. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years. Under this option, at the death of a payee having no Beneficiary (or where the Beneficiary died prior to the payee), the present value of the dollar amount of any remaining guaranteed payments will be paid in one lump sum to the executors or administrators of the payee's estate. Also under this option, if any Beneficiary dies while receiving payment, the present value of the dollar amount of any remaining guaranteed payments will be paid in one lump sum to the executors or administrators of the Beneficiary's estate. The amount to be paid is calculated as of the date of death of the payee, or Beneficiary if applicable.

    OPTION 4--INCOME FOR FIXED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

    OPTION 5--JOINT AND TWO-THIRDS TO SURVIVOR MONTHLY LIFE INCOME. The proceeds are paid in equal installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for their lifetime.

    The amount of each payment is calculated from the tables in the Contract which apply to that particular option using the payee's age and sex. Age is determined as the last birthday at the date of the first payment.

    ALTERNATE PAYMENT OPTIONS. The Company may make available alternative payment options.

--------------------------------------------------------------------------------

YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

    We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

    The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

    The yield of a Subaccount (except the Prime Reserve Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

    The yield of the Prime Reserve Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52 weeks and is shown as a percentage of the investment. The effective yield is calculated similiarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one, five and ten year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any Surrender Charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

    In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a Surrender Charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

    Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

    In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

    The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

    Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

    We may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

--------------------------------------------------------------------------------

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE


INTRODUCTION


    This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.



    A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:


        - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

        -   receiving distributions from a Qualified Contract

    in order to continue to receive favorable tax treatment.

    Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.
--------------------------------------------------------------------------------

TAX STATUS OF THE CONTRACT

    The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:


    DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. We do not have control over the Funds or their investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.


    OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

    The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Contract Owner has additional flexibility in allocating premium payments and Accumulated Values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Account.

    REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

        - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

        - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.


    These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.


    Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code
    Section 72(s) when clarified by regulation or otherwise.

    Other rules may apply to Qualified Contracts.
--------------------------------------------------------------------------------

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

    IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

    NON-NATURAL OWNER. A non-natural owner of an annuity contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

        - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

        - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

        -   the Contract is issued in connection with certain Qualified Plans;

        - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

        - the Contract is used in connection with a structured settlement agreement; or

        - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

    A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

    THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL PERSONS.


    PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.


    Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

    In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

    Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another and the contract received is treated as a new contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to
    Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.


    ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


    TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

        - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

        - if distributed under a payment option, they are taxed in the same way as annuity payments.

    For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

    PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

        -   made on or after the taxpayer reaches age 59 1/2;

        - made on or after the death of the holder (or if the holder is not an individual, the death of the primary annuitant);

        -   attributable to the taxpayer becoming disabled;

        - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

        - made under certain annuities issued in connection with structured settlement agreements; and

        - made under an annuity contract that is purchased with a single premium when the retirement date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

    Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.
--------------------------------------------------------------------------------

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

    Certain tax consequences may result upon:

        -   a transfer of ownership of a Contract,

        - the designation of an Annuitant, payee or other Beneficiary who is not also an Owner,

        -   the selection of certain Retirement Dates, or

        -   the exchange of a Contract.

    An Owner contemplating any of these actions should consult their tax adviser.
--------------------------------------------------------------------------------

WITHHOLDING

    Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.


    Eligible rollover distributions from section 401(a) plans section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is a distribution from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) plan, governmental section 457 plan or IRA.

--------------------------------------------------------------------------------

MULTIPLE CONTRACTS

    All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract.
--------------------------------------------------------------------------------

TAXATION OF QUALIFIED CONTRACTS

    The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

        -   contributions in excess of specified limits;

        -   distributions prior to age 59 1/2 (subject to certain exceptions);

        - distributions that do not conform to specified commencement and minimum distribution rules; and

        -   other specified circumstances.

    Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under
    Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant)
    (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.


    INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation includible in the owner's gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.



    The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.



    SEP IRAS. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.



    SIMPLE IRAS. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


    ROTH IRAS. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

        -   before age 59 1/2 (subject to certain exceptions), or

        - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

    TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (Social Security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

        - elective contributions made in years beginning after December 31, 1988;

        -   earnings on those contributions; and

        - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

    Distribution of those amounts may only occur upon:

        -   death of the employee,

        -   attainment of age 59 1/2,

        -   separation from service,

        -   disability, or

        -   financial hardship.

    In addition, income attributable to elective contributions may not be distributed in the case of hardship.


    The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the death benefit my exceed this limitation, employers using the Contract as a tax-sheltered annuity should consult their tax adviser.


    RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.
--------------------------------------------------------------------------------

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

    The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that we incur which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.
--------------------------------------------------------------------------------

OTHER TAX CONSEQUENCES


    As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

--------------------------------------------------------------------------------

DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

    The Contracts will be offered to the public on a continuous basis. We do not anticipate discontinuing the offering of the Contracts, but reserve the right to do so. Applications for Contracts are solicited by agents, who in addition to being licensed by applicable state insurance authorities to sell the variable annuity contracts for the Company, are also registered representatives of SFB Fund Distributor, broker-dealers having selling agreements with SFB Fund Distributor or broker-dealers having selling agreements with such broker-dealers. SFB Fund Distributor is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc. ("NASD") and is an affiliate of the Company.

    SFB Fund Distributor serves as the principal underwriter, as defined in the 1940 Act, of the Contracts for the Account pursuant to an Underwriting Agreement between the Company and SFB Fund Distributor and is not obligated to sell any specific number of Contracts. SFB Fund Distributor's principal business address is the same as that of the Company.

    The Company may pay broker-dealers with selling agreements up to an amount equal to 7% of the premiums paid under a Contract during the first Contract Year, 3.75% of the premiums paid in the second through sixth Contract Years and 1.25% of the premiums paid in the seventh and subsequent Contract Years, as well as other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "Charges and Deductions."

    Under the Public Disclosure Program, NASD Regulation ("NASDR") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASDR's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasdr.com. An investor brochure that includes information describing the Public Disclosure Program is available from NASDR.

--------------------------------------------------------------------------------

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

    The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no lawsuits that involve the Account. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account or the Company.

--------------------------------------------------------------------------------

VOTING RIGHTS
--------------------------------------------------------------------------------

    To the extent required by law, the Company will vote the Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

    The number of votes you have the right to instruct will be calculated separately for each Subaccount in which you have Accumulated Value, and may include fractional votes. (You only have voting interest prior to the Retirement Date.) The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

    The number of votes of an Investment Option which are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.

    The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast on a matter.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The audited statutory statements of admitted assets, liabilities and stockholders' equity of the Company as of December 31, 2001 and 2000, and the related statutory statements of earnings, changes in stockholders' equity and cash flows for each of the years in the three year period ended December 31, 2001, as well as the related financial statement schedules and Independent Auditors' Report, are contained in the Statement of Additional Information. Likewise, the audited statements of net assets for the Account as of December 31, 2001, and the related statements of operations for the year then ended and the changes in assets and liabilities for the period from February 7, 2000 (date operations commenced) through December 31, 2000, as well as the related Independent Auditors' Report, are contained in the Statement of Additional Information.



    The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE
                                                              --------
ADDITIONAL CONTRACT PROVISIONS..............................      1
      The Contract..........................................      1
      Incontestability......................................      1
      Misstatement of Age or Sex............................      1
      Non-Participation.....................................      1
CALCULATION OF YIELDS AND TOTAL RETURNS.....................      1
      Prime Reserve Subaccount Yields.......................      1
      Other Subaccount Yields...............................      2
      Average Annual Total Returns..........................      3
      Other Total Returns...................................      5
      Effect of the Administrative Charge on Performance
       Data.................................................      5
EXPERTS.....................................................      5
OTHER INFORMATION...........................................      6
FINANCIAL STATEMENTS........................................      6


                                    SAI-TOC

                              TEAR AT PERFORATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this prospectus.

Name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City, State, Zip
-------------------------------------------------------------------------------

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                              1401 Livingston Lane
                           Jackson, Mississippi 39213
                                 1-877-249-3691

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Southern Farm Bureau Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Contract, and the selected Investment Options of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and Fidelity Variable Insurance Products Funds. The Prospectus for the Contract is dated the same as this Statement of Additional information. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.


                                  May 1, 2002

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                             PAGE
                                                                             ----
ADDITIONAL CONTRACT PROVISIONS.............................................    1
      The Contract.........................................................    1
      Incontestability.....................................................    1
      Misstatement of Age or Sex...........................................    1
      Non-Participation....................................................    1
CALCULATION OF YIELDS AND TOTAL RETURNS....................................    1
      Prime Reserve Subaccount Yields......................................    1
      Other Subaccount Yields..............................................    2
      Average Annual Total Returns.........................................    3
      Other Total Returns..................................................    5
      Effect of the Administrative Charge On Performance Data..............    5
EXPERTS....................................................................    5
OTHER INFORMATION..........................................................    6
FINANCIAL STATEMENTS.......................................................    6

--------------------------------------------------------------------------------

ADDITIONAL CONTRACT PROVISIONS
--------------------------------------------------------------------------------

THE CONTRACT

    The Contract includes the application and all other attached papers. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.
--------------------------------------------------------------------------------

INCONTESTABILITY

    We will not contest the Contract from its Contract Date.
--------------------------------------------------------------------------------

MISSTATEMENT OF AGE OR SEX

    If the age or sex of the Annuitant has been misstated, we will pay that amount which the proceeds would have purchased at the correct age and sex.
--------------------------------------------------------------------------------

NON-PARTICIPATION

    The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

--------------------------------------------------------------------------------

CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

    The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.
--------------------------------------------------------------------------------

PRIME RESERVE SUBACCOUNT YIELDS

    Advertisements and sales literature may quote the current annualized yield of the Prime Reserve Subaccount for a seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

    The net change in account value reflects:

        - net income from the Investment Option attributable to the hypothetical account; and

        - charges and deductions imposed under the Contract attributable to the hypothetical account.

    The charges and deductions include per unit charges for the hypothetical account for:

        -   the annual administrative charge and

        -   the mortality and expense risk charge.

    For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current yield will be calculated according to the following formula:

Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

NCS  =    the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income)
          for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =    the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS - ES)/UV)) to the power of (365/7) - 1

Where:

NCS  =    the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income)
          for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =    the unit value for the first day of the seven-day period.

    The yield for the Prime Reserve Subaccount will be lower than the yield for the Prime Reserve Investment Option due to the charges and deductions imposed under the Contract.

    The current and effective yields of the Prime Reserve Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

        -   changes in interest rates on money market securities,

        -   the average portfolio maturity of the Prime Reserve Investment
            Option,

        - the quality of portfolio securities held by this Investment Option, and

        -   the operating expenses of the Prime Reserve Investment Option.

    Yields may also be presented for other periods of time.
--------------------------------------------------------------------------------

OTHER SUBACCOUNT YIELDS

    Advertisements and sales literature may quote the current annualized yield of one or more of the Subaccounts (except the Prime Reserve Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

    The yield is computed by:

        1) dividing net investment income of the Investment Option attributable to the Subaccount units less Subaccount expenses for the period; by


        2) the offering price per unit at the close of the last day of the period multiplied by the daily average number of units outstanding for the period; by

        3)  compounding that yield for a six-month period; and by

        4)  multiplying that result by 2.


    The annual administrative charge (deducted at the beginning of each Contract
    Year) and mortality and expense risk charge are included in the expenses of the Subaccounts. For purposes of calculating the 30-day or one-month yield, an estimated average administrative charge per dollar of Contract value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:


                                      6
Yield = 2 X ((((NI - ES)/(U X UV)) + 1)   - 1)

Where:

NI   =    net investment income of the Investment Option for the 30-day or one-month period attributable to the Subaccount's units.

ES   =    expenses of the Subaccount for the 30-day or one-month period.

U    =    the average number of units outstanding.

UV   =    the unit value at the close of the last day in the 30-day or one-month period.

    The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

    The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

    The Surrender Charge is not considered in the yield calculation.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

    Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one, five and ten year periods. Average annual total returns may also be disclosed for other periods of time.

    Adjusted historic average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

    Adjusted historic average annual total returns for each Subaccount are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount (see four columns under "Investment Option" heading below). For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the following formula:

            1/N
TR = ((ERV/P)   ) - 1
Where:
TR   =    the average annual total return net of Subaccount recurring charges.
ERV  =    the ending redeemable value (net of any applicable Surrender Charge) of the hypothetical account at the end of the period.
P    =    a hypothetical initial payment of $1,000.
N    =    the number of years in the period.

    The following chart provides adjusted historic average annual total return information for the Subaccounts. When a Subaccount has been in existence for at least one year, the chart below also provides the actual average annual total return for the Subaccount as of the end of the period indicated or from the date of inception calculated according to the formula described above (see the three columns to the right of the chart under the heading "Subaccount").



                                                              INVESTMENT OPTION                               SUBACCOUNT
                                            FOR THE      FOR THE      FOR THE      FOR THE PERIOD      FOR THE     FOR THE PERIOD
                                             1-YEAR       5-YEAR      10-YEAR       FROM DATE OF        1-YEAR      FROM DATE OF
SUBACCOUNT                                   PERIOD       PERIOD       PERIOD       INCEPTION OF        PERIOD      INCEPTION OF
(DATE ON WHICH FIRST ACTIVITY                ENDED        ENDED        ENDED      INVESTMENT OPTION     ENDED        SUBACCOUNT
OCCURRED)                                   12/31/01     12/31/01     12/31/01       TO 12/31/01       12/31/01     TO 12/31/01
T. Rowe Price Equity Series, Inc.
  T. Rowe Price Equity Income
  Portfolio(1) (2/28/2000)                   (7.22)%        8.47%          --            12.97%         (7.23)%           9.58%
  T. Rowe Price Mid-Cap Growth
  Portfolio(2) (2/15/2000)                   (9.44)           --           --            11.67          (9.41)           (1.00)
  T. Rowe Price Personal Strategy
  Balanced Portfolio(3) (3/6/2000)          (10.82)         6.17           --            10.31         (10.77)           (2.33)
T. Rowe Price Fixed Income Series, Inc.
  T. Rowe Price Limited-Term Bond
  Portfolio(4) (2/28/2000)                   (0.70)         4.13           --             4.60          (0.80)            3.15
  T. Rowe Price Prime Reserve
  Portfolio(2) (2/7/2000)                    (4.85)         4.13           --             3.00          (4.88)           (0.18)
Fidelity Variable Insurance Products Funds
  VIP Contrafund Portfolio(5)
  (2/15/2000)                               (20.00)         8.08           --            13.89         (19.76)          (12.56)
  VIP Growth Portfolio(6) (2/15/2000)       (25.01)         9.29        11.70%           12.08         (24.71)          (17.98)
  VIP High Income Portfolio(7)
  (3/10/2000)                               (19.49)        (5.86)        3.58             5.26         (19.30)          (19.90)
  VIP Index 500 Portfolio(8) (2/15/2000)    (19.83)         8.01           --            11.75         (19.64)          (11.77)
  VIP Overseas Portfolio(9) (2/15/2000)     (28.31)         0.42         4.19             4.43         (27.93)          (22.23)



        (1) The T. Rowe Price Equity Income Portfolio commenced operations on March 31, 1994.



        (2) The T. Rowe Price Mid-Cap Growth and T. Rowe Price Prime Reserve Portfolios commenced operations on December 31, 1996.



        (3) The T. Rowe Price Personal Strategy Balanced Portfolio commenced operations on December 30, 1994.



        (4) The T. Rowe Price Limited-Term Bond Portfolio commenced operations on May 13, 1994.



        (5)   The Contrafund Portfolio commenced operations on January 3, 1995.

        (6)   The Growth Portfolio commenced operations on October 9, 1986.



        (7)   The High Income Portfolio commenced operations on September 19,
              1985.



        (8)   The Index 500 Portfolio commenced operations on August 27, 1992.



        (9)   The Overseas Portfolio commenced operations on January 28, 1987.



    The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

--------------------------------------------------------------------------------

OTHER TOTAL RETURNS


    Advertisements and sales literature may also quote average annual total returns which do not reflect the Surrender Charge. These figures are calculated in the same manner as the average annual total returns described above, however, the Surrender Charge is not taken into account at the end of the period.


    We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR = (ERV/P) - 1

Where:

CTR  =    The cumulative total return net of Subaccount recurring charges for the period.

ERV  =    The ending redeemable value of the hypothetical investment at the end of the period.

P    =    A hypothetical single payment of $1,000.

--------------------------------------------------------------------------------

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

    We apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all Contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

--------------------------------------------------------------------------------

EXPERTS
--------------------------------------------------------------------------------

    All matters relating to Mississippi law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Joseph A. Purvis, Esquire, Vice President, General Counsel, and Secretary of the Company. Sutherland
    Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.


    The statutory statements of admitted assets, liabilities and stockholders' equity of the Company as of December 31, 2001 and 2000, and the related statutory statements of earnings, changes in stockholders' equity and cash flows for each of the years in the three year period ended

    December 31, 2001, and related financial statement schedules, appearing herein, have been audited by KPMG LLP, independent certified public accountants, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.



    The audit report of KPMG LLP covering the December 31, 2001 financial statements refers to a change in the basis of accounting, as a consequence of adopting the National Association of Insurance Commissioners' statutory accounting practices, as of January 1, 2001.



    The Account's statement of assets and liabilities as of December 31, 2001, and the related statements of operations for the year then ended and the changes in net assets for the year then ended and the period from February 7, 2000 (date operations commenced) through December 31, 2000, appearing herein, have been audited by Ernst & Young, LLP, independent auditors, as set forth in their report appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.


--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

    A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The Company's statutory-basis financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

                         Report of Independent Auditors

The Board of Directors and Participants
Southern Farm Bureau Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Southern Farm Bureau Life Variable Account, comprising the Contrafund, Growth, High Income, Index 500, Overseas, Equity Income, Mid-Cap Growth, Personal Strategy Balanced, Limited-Term Bond, and Prime Reserve Subaccounts, as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the year ended December 31, 2001 and for the period from February 7, 2000 (date operations commenced) through December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Southern Farm Bureau Life Variable Account at December 31, 2001, and the results of their operations for the year then ended and the changes in their net assets for the year ended December 31, 2001 and the period from February 7, 2000 through December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                         /s/ Ernst & Young, LLP

Des Moines, Iowa
March 13, 2002

                   Southern Farm Bureau Life Variable Account

                      Statements of Assets and Liabilities

                                December 31, 2001


                                                                                    HIGH
                                                   CONTRAFUND       GROWTH         INCOME        INDEX 500       OVERSEAS
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                   --------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market     $3,025,553     $5,053,119     $  918,509     $4,679,716     $  990,835

LIABILITIES                                                   -              -              -              -              -
                                                   --------------------------------------------------------------------------
Net assets                                           $3,025,553     $5,053,119     $  918,509     $4,679,716     $  990,835
                                                   ==========================================================================
NET ASSETS
Accumulation units                                   $3,025,553     $5,053,119     $  918,509     $4,679,716     $  990,835
                                                   --------------------------------------------------------------------------
Total net assets                                     $3,025,553     $5,053,119     $  918,509     $4,679,716     $  990,835
                                                   ==========================================================================

Investments in shares of mutual funds, at cost       $3,466,515     $6,402,106     $1,213,269     $5,388,198     $1,374,309
Shares of mutual fund owned                          150,300.70     150,345.70     143,293.08      35,978.44      71,385.83

Accumulation units outstanding                       376,112.89     720,562.52     137,789.74     570,626.61     158,358.16
Accumulation unit value                              $     8.04     $     7.01     $     6.67     $     8.20     $     6.26

SEE ACCOMPANYING NOTES.


                                                                                   PERSONAL
                                                                                   STRATEGY
                                                   EQUITY INCOME  MID-CAP GROWTH    BALANCED     LIMITED-TERM   PRIME RESERVE
                                                    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT   BOND SUBACCOUNT  SUBACCOUNT
                                                   -------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market      $3,556,922     $4,423,116     $2,332,318     $1,178,482     $1,091,163

LIABILITIES                                                    -              -              -              -              -
                                                   -------------------------------------------------------------------------
Net assets                                            $3,556,922     $4,423,116     $2,332,318     $1,178,482     $1,091,163
                                                   =========================================================================
NET ASSETS
Accumulation units                                    $3,556,922     $4,423,116     $2,332,318     $1,178,482     $1,091,163
                                                   -------------------------------------------------------------------------
Total net assets                                      $3,556,922     $4,423,116     $2,332,318     $1,178,482     $1,091,163
                                                   =========================================================================

Investments in shares of mutual funds, at cost        $3,534,377     $4,368,156     $2,445,765     $1,153,960     $1,091,163
Shares of mutual fund owned                           185,546.25     242,229.78     158,445.54     232,901.50   1,091,162.55

Accumulation units outstanding                        272,293.20     421,215.43     228,655.59     102,740.55     102,075.43
Accumulation unit value                               $    13.06     $    10.50     $    10.20     $    11.47     $    10.69


SEE ACCOMPANYING NOTES.

                   Southern Farm Bureau Life Variable Account

                            Statements of Operations

                          Year Ended December 31, 2001



                                                       CONTRAFUND       GROWTH       HIGH INCOME     INDEX 500       OVERSEAS
                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                       --------------------------------------------------------------------------
Income:
   Dividends                                             $  18,257      $   2,883      $ 107,907      $  35,554      $  43,483
Expenses:
   Mortality and expense risk                              (38,253)       (62,556)       (13,149)       (55,977)       (13,461)
                                                       --------------------------------------------------------------------------
Net investment income (loss)                               (19,996)       (59,673)        94,758        (20,423)        30,022

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares             (92,106)      (328,974)       (88,911)       (94,313)       (78,558)
   Realized gain distributions                              64,436        270,979              -              -         68,731
                                                       --------------------------------------------------------------------------
Total realized gain (loss) on investments                  (27,670)       (57,995)       (88,911)       (94,313)        (9,827)

Change in unrealized appreciation/depreciation of
  investments                                             (320,339)      (790,134)      (143,358)      (423,469)      (263,155)
                                                       --------------------------------------------------------------------------
Net increase (decrease) in net assets from operations    $(368,005)     $(907,802)     $(137,511)     $(538,205)     $(242,960)
                                                       ==========================================================================

SEE ACCOMPANYING NOTES.


                                                                                     PERSONAL
                                                        EQUITY          MID-CAP      STRATEGY      LIMITED-TERM        PRIME
                                                        INCOME         GROWTH        BALANCED         BOND            RESERVE
                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                       ------------------------------------------------------------------------
Income:
   Dividends                                              $44,185       $      -       $ 57,823        $48,969        $34,087
Expenses:
   Mortality and expense risk                             (40,351)       (49,628)       (26,661)       (12,435)       (12,435)
                                                       ------------------------------------------------------------------------
Net investment income (loss)                                3,834        (49,628)        31,162         36,534         21,652

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares              9,671        (41,276)       (16,509)         6,020              -
   Realized gain distributions                             56,498              -              -              -              -
                                                       ------------------------------------------------------------------------
Total realized gain (loss) on investments                  66,169        (41,276)       (16,509)         6,020              -

Change in unrealized appreciation/depreciation of
  investments                                             (69,599)        78,113        (74,263)        13,749              -
                                                       ------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $   404       $(12,791)      $(59,610)       $56,303        $21,652
                                                       ========================================================================

SEE ACCOMPANYING NOTES.

                   Southern Farm Bureau Life Variable Account

                       Statements of Changes in Net Assets


                                                                      CONTRAFUND
                                                                      SUBACCOUNT
                                                            -----------------------------------
                                                                              PERIOD FROM
                                                                               FEBRUARY 7,
                                                                               2000 (DATE
                                                                              OPERATIONS
                                                                               COMMENCED)
                                                               YEAR ENDED       THROUGH
                                                              DECEMBER 31,     DECEMBER 31,
                                                                 2001            2000
                                                            -----------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                $  (19,996)       $  (17,118)
   Total realized gain (loss) on investments                      (27,670)          (17,989)
   Change in unrealized appreciation/ depreciation of
     investments                                                 (320,339)         (120,623)
                                                            -----------------------------------
Net increase (decrease) in net assets from operations            (368,005)         (155,730)

Contract transactions:
   Transfers of net premiums                                      828,628         1,375,821
   Transfers of surrenders and death benefits                     (61,636)          (19,051)
   Transfers of administrative charges                             (6,542)                -
   Transfers between subaccounts, including fixed
     interest subaccounts                                         243,615         1,188,453
                                                            -----------------------------------
Net increase in net assets from contract transactions           1,004,065         2,545,223
                                                            -----------------------------------
Total increase in net assets                                      636,060         2,389,493

Net assets at beginning of period                               2,389,493                 -
                                                            -----------------------------------
Net assets at end of period                                    $3,025,553        $2,389,493
                                                            ===================================

SEE ACCOMPANYING NOTES.


                                                                    GROWTH                            HIGH INCOME
                                                                  SUBACCOUNT                           SUBACCOUNT
                                                           --------------------------------  --------------------------------
                                                                           PERIOD FROM                          PERIOD FROM
                                                                            FEBRUARY 7,                          FEBRUARY 7,
                                                                            2000 (DATE                           2000 (DATE
                                                                           OPERATIONS                           OPERATIONS
                                                                            COMMENCED)                           COMMENCED)
                                                            YEAR ENDED       THROUGH             YEAR ENDED       THROUGH
                                                           DECEMBER 31,     DECEMBER 31,        DECEMBER 31,     DECEMBER 31,
                                                              2001            2000                 2001            2000
                                                           --------------------------------  --------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $  (59,673)       $  (27,700)         $ 94,758          $  (5,612)
   Total realized gain (loss) on investments                  (57,995)           (8,728)          (88,911)            (2,704)
   Change in unrealized appreciation/ depreciation of
     investments                                             (790,134)         (558,853)         (143,358)          (151,402)
                                                           --------------------------------  --------------------------------
Net increase (decrease) in net assets from operations        (907,802)         (595,281)         (137,511)          (159,718)

Contract transactions:
   Transfers of net premiums                                1,562,586         2,256,018           213,642            433,636
   Transfers of surrenders and death benefits                (141,962)          (41,414)          (35,392)           (15,046)
   Transfers of administrative charges                        (10,170)                -            (1,800)                 -
   Transfers between subaccounts, including fixed
     interest subaccounts                                     603,657         2,327,487            25,133            595,565
                                                           --------------------------------  --------------------------------
Net increase in net assets from contract transactions       2,014,111         4,542,091           201,583          1,014,155
                                                           --------------------------------  --------------------------------
Total increase in net assets                                1,106,309         3,946,810            64,072            854,437

Net assets at beginning of period                           3,946,810                 -           854,437                  -
                                                           --------------------------------  --------------------------------
Net assets at end of period                                $5,053,119        $3,946,810          $918,509          $ 854,437
                                                           ================================  ================================

SEE ACCOMPANYING NOTES.

                                                                         INDEX 500
                                                                        SUBACCOUNT
                                                           ---------------------------------------
                                                                                 PERIOD FROM
                                                                                  FEBRUARY 7,
                                                                                  2000 (DATE
                                                                                 OPERATIONS
                                                                                  COMMENCED)
                                                                 YEAR ENDED        THROUGH
                                                                DECEMBER 31,      DECEMBER 31,
                                                                   2001             2000
                                                           ---------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                  $  (20,423)       $  (21,607)
   Total realized gain (loss) on investments                        (94,313)            1,547
   Change in unrealized appreciation/ depreciation of
     investments                                                   (423,469)         (285,013)
                                                           ---------------------------------------
Net increase (decrease) in net assets from operations              (538,205)         (305,073)

Contract transactions:
   Transfers of net premiums                                      1,320,432         1,896,678
   Transfers of surrenders and death benefits                      (157,929)          (20,309)
   Transfers of administrative charges                               (7,697)                -
   Transfers between subaccounts, including fixed
     interest subaccounts                                           814,795         1,677,024
                                                           ---------------------------------------
Net increase in net assets from contract transactions             1,969,601         3,553,393
                                                           ---------------------------------------
Total increase in net assets                                      1,431,396         3,248,320

Net assets at beginning of period                                 3,248,320                 -
                                                           ---------------------------------------
Net assets at end of period                                      $4,679,716        $3,248,320
                                                           =======================================

SEE ACCOMPANYING NOTES.


                                                                    OVERSEAS                           EQUITY INCOME
                                                                   SUBACCOUNT                           SUBACCOUNT
                                                           ----------------------------------     -------------------------------
                                                                              PERIOD FROM                           PERIOD FROM
                                                                               FEBRUARY 7,                           FEBRUARY 7,
                                                                              2000 (DATE                            2000 (DATE
                                                                               OPERATIONS                            OPERATIONS
                                                                               COMMENCED)                            COMMENCED)
                                                             YEAR ENDED          THROUGH            YEAR ENDED        THROUGH
                                                             DECEMBER 31,      DECEMBER 31,         DECEMBER 31,     DECEMBER 31,
                                                                 2001             2000                 2001             2000
                                                           ----------------------------------     -------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                $  30,022         $    (6,583)        $    3,834       $   84,535
   Total realized gain (loss) on investments                      (9,827)             (5,981)            66,169            6,724
   Change in unrealized appreciation/ depreciation of
     investments                                                (263,155)           (120,319)           (69,599)          92,144
                                                           ----------------------------------     -------------------------------
Net increase (decrease) in net assets from operations           (242,960)           (132,883)               404          183,403

Contract transactions:
   Transfers of net premiums                                     289,619             517,809            998,061          893,388
   Transfers of surrenders and death benefits                    (35,984)             (4,893)           (80,181)         (13,848)
   Transfers of administrative charges                            (2,647)                  -             (5,973)               -
   Transfers between subaccounts, including fixed
     interest subaccounts                                         72,396             530,378           685,648          896,020
                                                           ----------------------------------     -------------------------------
Net increase in net assets from contract transactions            323,384           1,043,294          1,597,555        1,775,560
                                                           ----------------------------------     -------------------------------
Total increase in net assets                                      80,424             910,411          1,597,959        1,958,963

Net assets at beginning of period                                910,411                   -          1,958,963                -
                                                           ----------------------------------     -------------------------------
Net assets at end of period                                    $ 990,835         $   910,411         $3,556,922       $1,958,963
                                                           ==================================     ===============================

SEE ACCOMPANYING NOTES.

                                                                                                  PERSONAL STRATEGY
                                                                MID-CAP GROWTH                        BALANCED
                                                                  SUBACCOUNT                         SUBACCOUNT
                                                        -----------------------------------  ------------------------------------
                                                                             PERIOD FROM                         PERIOD FROM
                                                                             FEBRUARY 7,                          FEBRUARY 7,
                                                                             2000 (DATE                           2000 (DATE
                                                                             OPERATIONS                           OPERATIONS
                                                                              COMMENCED)                          COMMENCED)
                                                            YEAR ENDED         THROUGH         YEAR ENDED          THROUGH
                                                            DECEMBER 31,      DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                                                               2001              2000             2001              2000
                                                        -----------------------------------  ------------------------------------
 Increase (decrease) in net assets from operations:
    Net investment income (loss)                           $  (49,628)        $   26,065        $   31,162        $   72,997
    Total realized gain (loss) on investments                 (41,276)            (3,094)          (16,509)           (1,187)

    Change in unrealized appreciation/ depreciation of         78,113            (23,153)          (74,263)          (39,184)
      investments
                                                        -----------------------------------  ------------------------------------
 Net increase (decrease) in net assets from operations        (12,791)              (182)          (59,610)           32,626

 Contract transactions:
    Transfers of net premiums                               1,426,268          1,343,092           623,848           638,500
    Transfers of surrenders and death benefits               (102,036)           (19,636)          (49,079)          (11,249)
    Transfers of administrative charges                        (8,145)                 -            (4,062)                -
    Transfers between subaccounts, including fixed
      interest subaccounts                                    538,266          1,258,280           428,000           733,344
                                                        -----------------------------------  ------------------------------------
 Net increase in net assets from contract transactions      1,854,353          2,581,736           998,707         1,360,595
                                                        -----------------------------------  ------------------------------------
 Total increase in net assets                               1,841,562          2,581,554           939,097         1,393,221

 Net assets at beginning of period                          2,581,554                  -         1,393,221                 -
                                                        -----------------------------------  ------------------------------------
 Net assets at end of period                               $4,423,116         $2,581,554        $2,332,318        $1,393,221
                                                        ===================================  ====================================

SEE ACCOMPANYING NOTES



                                                               LIMITED-TERM BOND                      PRIME RESERVE
                                                                  SUBACCOUNT                           SUBACCOUNT
                                                        ----------------------------------  --------------------------------
                                                                           PERIOD FROM                        PERIOD FROM
                                                                            FEBRUARY 7,                        FEBRUARY 7,
                                                                            2000 (DATE                         2000 (DATE
                                                                            OPERATIONS                         OPERATIONS
                                                                            COMMENCED)                          COMMENCED)
                                                          YEAR ENDED          THROUGH         YEAR ENDED         THROUGH
                                                          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                              2001            2000                2001            2000
                                                        ----------------------------------  ---------------------------------
 Increase (decrease) in net assets from operations:
    Net investment income (loss)                          $   36,534         $  9,828           $   21,652       $    25,555
    Total realized gain (loss) on investments                  6,020              295                    -                 -

    Change in unrealized appreciation/ depreciation of        13,749           10,773                    -                 -
      investments
                                                        ----------------------------------  ---------------------------------
 Net increase (decrease) in net assets from operations        56,303           20,896               21,652            25,555

 Contract transactions:
    Transfers of net premiums                                361,666          233,026            4,860,157        10,398,171
    Transfers of surrenders and death benefits               (21,412)          (2,072)             (19,444)          (11,214)
    Transfers of administrative charges                       (1,285)               -               (1,118)                -
    Transfers between subaccounts, including fixed
      interest subaccounts                                   363,118          168,242           (4,392,328)       (9,790,268)
                                                        ----------------------------------  ---------------------------------
 Net increase in net assets from contract transactions       702,087          399,196              447,267           596,689
                                                        ----------------------------------  ---------------------------------
 Total increase in net assets                                758,390          420,092              468,919           622,244

 Net assets at beginning of period                           420,092                -              622,244                 -
                                                        ----------------------------------  ---------------------------------
 Net assets at end of period                              $1,178,482         $420,092           $1,091,163       $   622,244
                                                        ==================================  =================================

SEE ACCOMPANYING NOTES

                   Southern Farm Bureau Life Variable Account

                          Notes to Financial Statements

                                December 31, 2001

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Southern Farm Bureau Life Variable Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Southern Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Department of the State of Mississippi. The Account is a funding vehicle for individual variable annuity contracts issued by the Company. The Account commenced operations on February 7, 2000.

At the direction of eligible contract owners, the Account invests in ten investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

   SUBACCOUNT                                      INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------

                                                    Fidelity Variable Insurance Products Funds:
   Contrafund                                         Contrafund(R) Portfolio
   Growth                                             Growth Portfolio
   High Income                                        High Income Portfolio
   Index 500                                          Index 500 Portfolio
   Overseas                                           Overseas Portfolio

                                                   T. Rowe Price Equity Series Inc.:
   Equity Income                                      Equity Income Portfolio
   Mid-Cap Growth                                     Mid-Cap Growth Portfolio
   Personal Strategy Balanced                         Personal Strategy Balanced Portfolio

                                                   T. Rowe Price Fixed Income Series Inc.:
   Limited-Term Bond                                  Limited-Term Bond Portfolio
   Prime Reserve                                      Prime Reserve Portfolio

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

CONTRACTS IN ANNUITIZATION PERIOD

As of December 31, 2001, there are no net assets allocated to contracts in the annuitization period as there are no contracts that have matured and are in the payout stage. Net assets allocated to contracts in the annuitization period will be computed according to the Annuity 2000 Mortality Table, with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2.   EXPENSE CHARGES

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGES: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first seven contract years. During the second through seventh contract years, this charge is not assessed on the first 10% of cash value surrendered. The amount charged is 7% of the amount surrendered during the first contract year and declines by 1% in each of the next six contract years. No surrender charge is deducted if the partial surrender or surrender occurs after seven full contract years.

TRANSFER CHARGE: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year.

3.   FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4.   PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2001:

                                                 COST OF           PROCEEDS
SUBACCOUNT                                      PURCHASES         FROM SALES
----------------------------------------------------------------------------
Contrafund                                      $1,337,301        $  288,796
Growth                                           2,894,834           669,417
High Income                                        496,464           200,123
Index 500                                        2,326,279           377,101
Overseas                                           567,677           145,540
Equity Income                                    1,883,633           225,746
Mid-Cap Growth                                   2,103,068           298,343
Personal Strategy Balanced                       1,225,280           195,411
Limited-Term Bond                                  856,048           117,427
Prime Reserve                                    4,287,693         3,818,774

5.   CHANGES FROM UNITS OUTSTANDING

Transactions in units of each subaccount were as follows for the year ended December 31, 2001 and the period from February 7, 2000 through December 31, 2000:

                                                    PERIOD ENDED DECEMBER 31
                                            2001                                2000
                             ----------------------------------   --------------------------------------
                                                     NET INCREASE                        NET INCREASE
SUBACCOUNT                   PURCHASED     REDEEMED   (DECREASE)  PURCHASED    REDEEMED   (DECREASE)
--------------------------------------------------------------------------------------------------------
Contrafund                     150,957      31,889     119,068     270,815      13,770     257,045
Growth                         349,080      85,495     263,585     463,793       6,815     456,978
High Income                     52,105      25,876      26,229     119,297       7,736     111,561
Index 500                      266,047      38,710     227,337     347,857       4,567     343,290
Overseas                        64,465      19,204      45,261     117,800       4,703     113,097
Equity Income                  136,996      14,753     122,243     158,838       8,788     150,050
Mid-Cap Growth                 207,774      26,762     181,012     247,823       7,620     240,203
Personal Strategy Balanced     114,207      16,994      97,213     139,581       8,137     131,444
Limited-Term Bond               72,918       9,362      63,556      52,449      13,264      39,185
Prime Reserve                  402,158     359,798      42,360     726,596     666,881      59,715

6.   UNIT VALUES

Effective with these 2001 financial statements, the Account has presented the following summary of units outstanding, unit values, net assets, investment income ratios, ratios of expenses to average net assets, and total return ratios for the year ended December 31, 2001:


                                                                                                RATIO OF
                                                                             INVESTMENT        EXPENSES TO
                                               UNIT                            INCOME          AVERAGE NET      TOTAL
SUBACCOUNT                         UNITS       VALUE         NET ASSETS        RATIO (1)       ASSETS (2)     RETURN (3)
-------------------------------------------------------------------------------------------------------------------------
Contrafund                        376,113      $ 8.04        $3,025,553           0.67%           1.40%         (13.55)%
Growth                            720,563        7.01         5,053,119           0.06            1.40          (18.87)
High Income                       137,790        6.67           918,509          11.47            1.40          (12.92)
Index 500                         570,627        8.20         4,679,716           0.89            1.40          (13.32)
Overseas                          158,358        6.26           990,835           4.52            1.40          (22.24)
Equity Income                     272,293       13.06         3,556,922           1.53            1.40            --
Mid-Cap Growth                    421,215       10.50         4,423,116             --            1.40           (2.33)
Personal Strategy Balanced        228,656       10.20         2,332,318           3.03            1.40           (3.77)
Limited-Term Bond                 102,741       11.47         1,178,482           5.50            1.40            7.00
Prime Reserve                     102,075       10.69         1,091,163           3.83            1.40            2.59


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Southern Farm Bureau Life Insurance Company:



We have audited the accompanying statutory statements of admitted assets, liabilities and stockholders' equity of Southern Farm Bureau Life Insurance Company as of December 31, 2001 and 2000, and the related statutory statements of earnings, changes in stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Mississippi, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.



In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Southern Farm Bureau Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2001.



Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and stockholders' equity of Southern Farm Bureau Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2001, on the basis of accounting described in note 1.



As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Mississippi. As of January 1, 2001, the Insurance Department of the State of Mississippi adopted the National Association of Insurance Commissioners' statutory accounting practices, except as described in note 1. Consequently, the Company changed its basis of accounting in 2001, as described in note 1.



As described in note 1 to the financial statements, the Company received permission from the Insurance Department of the State of Mississippi to record the value of certain restricted stock at cost. Under prescribed statutory practices, the restricted stock would be carried at fair value. That permitted practice decreased statutory surplus by $67,431,789 and $123,981,205 as of December 31, 2001 and 2000, respectively, as compared to what it would have been had prescribed accounting practice been followed.



Our audits were made for the purpose of forming an opinion on the basic statutory financial statements taken as a whole. The supplementary information included in Schedules 1-6 is presented for purposes of additional analysis and is not a required part of the basic 2001 statutory financial statements. Such information has been subjected to the auditing procedures applied in the audit of the statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the financial statements taken as a whole.



                                                                     [KPMG LLP]



JACKSON, MISSISSIPPI



April 26, 2002

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                      LIABILITIES AND STOCKHOLDERS' EQUITY
                           DECEMBER 31, 2001 AND 2000



                                                         2001             2000
                                                    -------------------------------
ADMITTED ASSETS
Investments:
  Bonds, at amortized cost (approximate fair value
    of $4,356,798,457 in 2001 and $4,013,896,873
    in 2000)                                        $4,285,334,682   $4,043,541,986
  Stocks:
    Preferred stocks, at cost (approximate fair
      value of $61,536,379 in 2001 and $58,693,375
      in 2000)                                          59,089,277       52,413,863
    Common stocks, generally at fair value (cost
      of $270,832,957 in 2001 and $227,045,952 in
      2000)                                            330,491,436      237,086,215
                                                    -------------------------------
        Total stocks                                   389,580,713      289,500,078
                                                    -------------------------------
  Mortgage and other loans                           1,023,549,429      961,028,413
  Real estate:
    Home office property, at cost, less
      accumulated depreciation of $16,582,065 in
      2001 and $15,753,448 in 2000                      16,430,953       17,345,781
    Real estate held for investment, at cost, less
      accumulated depreciation of $22,063,860 in
      2001 and $24,480,091 in 2000                      58,034,790       60,700,549
                                                    -------------------------------
        Total real estate                               74,465,743       78,046,330
                                                    -------------------------------
  Investment in subsidiaries                             5,443,806        5,250,607
  Partnership interests, at approximate equity in
    net assets                                         278,214,148      257,460,128
  Cash and short-term investments, at cost which
    approximates fair value                             98,020,876      117,140,900
  Policy loans                                         333,588,250      326,418,934
                                                    -------------------------------
        Total investments                            6,488,197,647    6,078,387,376
                                                    -------------------------------
Deferred taxes and other assets                         26,191,131               --
Premiums deferred and uncollected                       81,549,817       74,885,916
Accrued investment income                               82,019,958       79,498,679
Due from subsidiaries and other affiliates                      --          747,992
Other receivables                                        6,871,436       12,524,766
Separate account assets                                 27,249,732       18,325,544
                                                    -------------------------------
                                                    $6,712,079,721   $6,264,370,273
                                                    ===============================

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                      LIABILITIES AND STOCKHOLDERS' EQUITY
                           DECEMBER 31, 2001 AND 2000



                                                         2001             2000
                                                    -------------------------------
LIABILITIES AND STOCKHOLDERS' EQUITY
Aggregate reserves for all policies:
  Life and annuity policies and contracts           $4,980,371,072   $4,684,642,585
  Accident and health contracts                         27,800,964       23,892,046
  Supplementary contracts                               24,213,867       15,933,453
                                                    -------------------------------
      Total policy reserves                          5,032,385,903    4,724,468,084
                                                    -------------------------------
Policy and contract claims                              22,857,638       19,046,748
Policyholders' funds:
  Premiums received in advance                           1,422,895        1,591,182
  Funds on deposit                                       4,237,335        4,367,552
  Accrued policy dividends                              59,019,751       57,045,324
  Dividends left on deposit                            304,259,956      299,348,192
                                                    -------------------------------
      Total policyholders' funds                       368,939,937      362,352,250
                                                    -------------------------------
Pension plan administration funds                      301,728,634      252,571,290
General liabilities:
  Taxes, other than federal income taxes                 2,094,852        1,721,630
  Federal income taxes                                   3,035,610        7,833,416
  Due to subsidiaries and other affiliates               3,253,752               --
  Commissions                                            6,490,317        5,212,783
  Notes payable                                         38,558,597       34,120,815
  Accounts payable and other liabilities                39,928,303       55,830,403
                                                    -------------------------------
      Total general liabilities                         93,361,431      104,719,047
                                                    -------------------------------
Interest maintenance reserve                                    --       12,123,690
Asset valuation reserve                                138,314,358      110,286,735
Separate account liabilities                            27,249,732       18,325,544
                                                    -------------------------------
      Total liabilities                              5,984,837,633    5,603,893,388
                                                    -------------------------------
Stockholders' equity:
  Common stock of $100 par value. Authorized
    20,000 shares; issued and outstanding 15,000
    shares                                               1,500,000        1,500,000
  Additional paid-in capital                               400,000          400,000
  Unassigned surplus                                   725,342,088      658,576,885
                                                    -------------------------------
      Total stockholders' equity                       727,242,088      660,476,885
                                                    -------------------------------
                                                    $6,712,079,721   $6,264,370,273
                                                    ===============================



SEE ACCOMPANYING NOTES TO STATUTORY FINANCIAL STATEMENTS.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                        STATUTORY STATEMENTS OF EARNINGS


                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999



                                                           2001            2000           1999
                                                      --------------------------------------------
INCOME:
  Premiums and other considerations:
    Life premiums                                     $  378,528,024   $362,114,084   $348,281,260
    Annuity premiums and other fund deposits             265,901,161    174,460,429    181,558,622
    Accident and health premiums                          21,237,017     20,067,674     19,745,028
    Supplementary contracts and dividend
      accumulations                                        7,176,712     34,525,645     35,628,154
  Reserve adjustments on reinsurance ceded                 6,151,257      9,551,590     21,369,091
  Investment income, net of expenses of $18,913,443
    in 2001, $20,911,227 in 2000 and $32,020,884 in
    1999                                                 412,733,047    391,937,767    367,681,412
  Other                                                      565,234        397,944        456,053
                                                      --------------------------------------------
        Total income                                   1,092,292,452    993,055,133    974,719,620
                                                      --------------------------------------------
Benefits and reserve changes:
  Death benefits                                         105,345,814     95,730,418     87,686,517
  Accident and health benefits                             7,705,422      7,621,539      8,186,468
  Surrender and other life insurance benefits            242,682,028    334,631,269    263,721,779
  Annuity benefits                                        30,373,776     32,978,833     28,028,351
  Net increase in aggregate reserves, certain funds
    on deposit, and loading on deferred and
    uncollected premiums                                 313,276,723    134,646,110    239,597,607
  Interest on policy and contract funds                   22,261,106     19,366,334      1,069,386
  Payments on dividend accumulations and
    supplementary contracts                               25,112,846     46,786,193     46,822,835
                                                      --------------------------------------------
        Total benefits and reserve changes               746,757,715    671,760,696    675,112,943
                                                      --------------------------------------------
Other operating expenses:
  Commissions                                             50,632,521     52,202,809     53,457,322
  General insurance expenses                              88,176,817     78,420,583     76,472,469
  Taxes, licenses and fees                                 9,044,982     12,789,788     11,999,098
                                                      --------------------------------------------
        Total other operating expenses                   147,854,320    143,413,180    141,928,889
                                                      --------------------------------------------
        Earnings before policyholders' dividends,
          federal income taxes and realized
          investment gains                               197,680,417    177,881,257    157,677,788
Policyholders' dividends                                  57,294,905     55,372,681     53,269,970
                                                      --------------------------------------------
        Earnings before federal income taxes and
          realized investment gains                      140,385,512    122,508,576    104,407,818
Federal income taxes                                      45,895,970     40,896,798     42,632,478
                                                      --------------------------------------------
        Earnings before realized investment gains
          (losses)                                        94,489,542     81,611,778     61,775,340
Realized investment gains (losses), net                  (71,342,013)    67,535,338     63,767,085
  Adjusted for:
    Federal income taxes                                   7,432,698    (25,054,096)   (24,400,801)
    Transfer to interest maintenance reserve              17,719,040    (11,860,793)    (5,475,929)
                                                      --------------------------------------------
        Realized investment gains (losses), net          (46,190,275)    30,620,449     33,890,355
                                                      --------------------------------------------
        Net earnings                                  $   48,299,267   $112,232,227   $ 95,665,695
                                                      ============================================



SEE ACCOMPANYING NOTES TO STATUTORY FINANCIAL STATEMENTS.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
            STATUTORY STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY


                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999



                                                                          ADDITIONAL
                                                               COMMON      PAID-IN      UNASSIGNED
                                                               STOCK       CAPITAL       SURPLUS
                                                             --------------------------------------
Balance, December 31, 1998                                   $1,500,000    $400,000    $551,117,640
Net earnings                                                         --          --      95,665,695
Unrealized investment losses, net                                    --          --     (28,521,645)
Change in equity of subsidiaries, net of dividends received          --          --         447,139
Increase in asset valuation reserve                                  --          --     (19,128,215)
Transfer of interest maintenance reserve from subsidiary             --          --        (489,947)
Increase in nonadmitted assets                                       --          --      (5,109,817)
Cash dividends to stockholders                                       --          --        (145,950)
                                                             --------------------------------------
Balance, December 31, 1999                                    1,500,000     400,000     593,834,900
                                                             --------------------------------------
Net earnings                                                         --          --     112,232,227
Unrealized investment losses, net                                    --          --     (71,981,669)
Change in equity of subsidiaries                                     --          --         299,369
Decrease in asset valuation reserve                                  --          --      24,278,401
Decrease in nonadmitted assets                                       --          --          55,157
Cash dividends to stockholders                                       --          --        (141,500)
                                                             --------------------------------------
Balance, December 31, 2000                                    1,500,000     400,000     658,576,885
                                                             --------------------------------------
Net earnings                                                         --          --      48,299,267
Unrealized investment gains, net                                     --          --      51,648,033
Change in equity of subsidiaries                                     --          --         193,199
Increase in asset valuation reserve                                  --          --     (28,027,623)
Increase in nonadmitted assets                                       --          --     (30,870,956)
Cumulative effect of change in accounting principles                 --          --      23,270,154
Change in net deferred income taxes                                  --          --       2,389,729
Cash dividends to stockholders                                       --          --        (136,600)
                                                             --------------------------------------
Balance, December 31, 2001                                   $1,500,000    $400,000    $725,342,088
                                                             ======================================



SEE ACCOMPANYING NOTES TO STATUTORY FINANCIAL STATEMENTS.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999



                                                                2001              2000              1999
                                                           ---------------------------------------------------
CASH FROM OPERATIONS:
  Premiums, annuity considerations, and other fund
    deposits                                               $   648,914,088   $   542,744,709   $   534,502,883
  Other premiums, considerations and deposits collected          7,176,712        34,525,645        35,628,154
  Reinsurance reserve adjustments received on reinsurance
    ceded                                                       14,024,229        19,436,401         9,188,030
  Investment income received                                   398,964,780       383,378,952       351,247,945
  Other income received                                            565,235           397,942           411,105
                                                           ---------------------------------------------------
                                                             1,069,645,044       980,483,649       930,978,117
                                                           ---------------------------------------------------
  Life and accident and health claims paid                    (111,142,819)     (101,267,451)      (94,714,531)
  Surrender benefits paid                                     (241,529,843)     (333,569,619)     (262,452,856)
  Annuity and other benefits paid to policyholders             (63,614,916)      (98,343,534)      (75,883,974)
                                                           ---------------------------------------------------
                                                              (416,287,578)     (533,180,604)     (433,051,361)
                                                           ---------------------------------------------------
  Commissions, taxes and other expenses paid                  (172,333,967)     (161,502,450)     (145,175,086)
  Dividends paid to policyholders                              (33,678,884)      (53,343,537)      (51,606,536)
  Federal income taxes paid                                    (56,927,381)      (44,876,686)      (44,214,002)
                                                           ---------------------------------------------------
                                                              (262,940,232)     (259,722,673)     (240,995,624)
                                                           ---------------------------------------------------
        Net cash from operations                               390,417,234       187,580,372       256,931,132
                                                           ---------------------------------------------------
CASH FROM INVESTMENTS:
  Proceeds from investments sold, matured or repaid:
    Bonds                                                    1,023,661,472       826,715,432     1,243,564,059
    Common and preferred stocks                                115,255,567       247,172,307       180,626,487
    Mortgage loans                                              70,724,518        49,103,659        82,402,398
    Real estate                                                  3,820,071        27,371,236         1,850,000
    Other invested assets                                       48,748,622        36,177,646        30,091,764
    Federal income taxes on net capital gains                   13,703,481       (24,400,801)      (10,258,983)
                                                           ---------------------------------------------------
        Total investment proceeds                            1,275,913,731     1,162,139,479     1,528,275,725
                                                           ---------------------------------------------------
  Cost of investments acquired:
    Bonds                                                   (1,333,208,092)     (983,542,252)   (1,416,661,383)
    Common and preferred stocks                               (152,451,262)     (172,784,845)     (144,647,276)
    Mortgage loans                                            (133,241,010)     (113,206,094)     (158,628,935)
    Real estate                                                 (1,841,455)       (4,815,944)       (2,282,399)
    Other invested assets                                      (71,148,367)      (97,818,511)      (83,016,637)
                                                           ---------------------------------------------------
        Total investments acquired                          (1,691,890,186)   (1,372,167,646)   (1,805,236,630)
                                                           ---------------------------------------------------
  Net increase in policy loans                                  (7,169,316)       (7,466,474)         (915,126)
                                                           ---------------------------------------------------
        Net cash from investments                             (423,145,771)     (217,494,641)     (277,876,031)
                                                           ---------------------------------------------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
  Advances on notes payable                                     21,767,719         6,953,800        30,407,143
  Payments on notes payable                                    (17,329,937)       (1,148,000)       (2,092,128)
  Other cash provided                                           17,793,910        29,352,278        18,948,899
  Dividends paid to stockholders                                  (136,600)         (141,500)         (145,950)
  Other cash applied                                            (8,486,579)      (26,867,203)      (14,521,419)
                                                           ---------------------------------------------------
        Net cash from financing and miscellaneous sources       13,608,513         8,149,375        32,596,545
                                                           ---------------------------------------------------
Net increase (decrease) in cash and short-term
  investments                                                  (19,120,024)      (21,764,894)       11,651,646
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year                                            117,140,900       138,905,794       127,254,148
                                                           ---------------------------------------------------
  End of year                                              $    98,020,876   $   117,140,900   $   138,905,794
                                                           ===================================================



SEE ACCOMPANYING NOTES TO STATUTORY FINANCIAL STATEMENTS.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY



                    NOTES TO STATUTORY FINANCIAL STATEMENTS



                        DECEMBER 31, 2001, 2000 AND 1999



(1) CORPORATE STRUCTURE, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



(A) CORPORATE STRUCTURE



Southern Farm Bureau Life Insurance Company (the Company) operates under the control of the Farm Bureaus in the states of Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Texas, and Virginia. Because the Company operates solely within 10 Southeastern states, the Company is subject to regulatory and market risks within that geographic area.



The following are the Company's direct subsidiaries:



                                                               PERCENTAGE OWNED AS
                                                              OF DECEMBER 31, 2001
                                                              ---------------------
Southern Capital Life Insurance Company (Southern Capital)           100%
Southern Farm Bureau Fund Distributor, Inc.                          100%



(B) NATURE OF BUSINESS



The Company is primarily engaged in the business of providing a portfolio of the usual forms of ordinary life insurance on a participating basis, term, universal, and group life insurance, annuities, and accident and health coverages.



(C) BASIS OF PRESENTATION



The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners (NAIC) and the State of Mississippi Department of Insurance, which is a comprehensive basis of accounting other than generally accepted accounting principles (GAAP). Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no other significant permitted accounting practices which vary from prescribed accounting practices or generally accepted accounting principles, except as disclosed in note 1(q).



Effective January 1, 2001, the NAIC and the State of Mississippi required that insurance companies domiciled in the State of Mississippi prepare their statutory basis financial statements in accordance with the January 1, 2001 NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Mississippi insurance commissioner.



Accounting changes adopted to conform to the provisions of the January 1, 2001 NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus by $23,270,154, the major component of which was $22,410,619 related to deferred tax assets.



(D) DIFFERENCES BETWEEN STATUTORY ACCOUNTING PRINCIPLES AND ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA



Statements of Statutory accounting principles (SSAP) differ from accounting principles generally accepted in the United States of America (GAAP) in several respects, which cause differences in reported assets,

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(1) CORPORATE STRUCTURE, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


liabilities, stockholders' equity (statutory capital and surplus), net income and cash flows. The principal SSAP which differ from GAAP include:



- Investments in wholly-owned subsidiaries are accounted for using the modified equity method (equity in earnings or losses computed on a statutory basis is included in unassigned surplus rather than earnings) and are treated as unconsolidated investments rather than being consolidated in accordance with Statement of Financial Accounting Standards No. 94, CONSOLIDATION OF ALL MAJORITY-OWNED SUBSIDIARIES.



- Eligible bonds are carried at amortized cost and eligible preferred stocks are carried at cost. Other bonds and preferred stocks are carried in accordance with valuations established by the National Association of Insurance Commissioners, generally at fair value.



- Certain assets, designated as non-admitted assets, have been deducted from unassigned surplus.



- Intangible assets (e.g., present value of future profits and goodwill) and other adjustments, resulting from the Company's and its subsidiaries' acquisitions, are not recorded; under GAAP, these assets are recorded and amortized over their expected life.



- Aggregate reserves for life, annuities and accident and health are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Morbidity assumptions are based on the Company's experience. Under GAAP, the reserves are based on either (i) the present value of future benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired or (ii) the account value for certain contracts without significant life contingencies.



- The interest maintenance reserve (IMR) represents the deferral of interest-related realized gains and losses, net of tax, on primarily fixed maturity investments which are amortized into income over the remaining life of the investment sold. No such reserve is required under GAAP.



- Prior to January 1, 2001, federal income taxes were provided only for the Company's estimated current liability; deferred income taxes were not recognized. Beginning January 1, 2001, deferred income taxes are recognized for both SSAP and GAAP, however, the amount permitted to be recognized is generally more restrictive under SSAP.



- The asset valuation reserve (AVR) represents a contingency reserve for credit-related risk on most invested assets of the Company, and is charged to statutory surplus. No such reserve is required under GAAP.



- Policy acquisition costs are expensed as incurred, while under GAAP these costs are deferred and recognized over either (1) the expected premium paying period or (2) the estimated life of the contract.



- Reserves are reported net of ceded reinsurance; under GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an off-setting reinsurance receivable.



- A provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned surplus. Under GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in earnings for the period.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(1) CORPORATE STRUCTURE, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


- The Statements of Earnings are different in certain respects, with life and annuity premiums being recognized as revenue when the policies and contracts are issued. Accident and health premiums are earned on a pro rata basis over the term of the policies. Under GAAP, premiums on life insurance policies are recognized when due; premiums on annuity contracts are not recognized as revenue but as deposits, including those held in Separate Accounts.



- Revenues for universal life policies and investment products consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits represent the excess of benefits paid over the policy account values and interest credited to the account values.



- The Statements of Cash Flows differ in certain respects from the presentation required by Statement of Financial Accounting Standards No. 95, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities, at the time of acquisition, of one year or less. For statutory purposes, there is no reconciliation between net income and cash from operations.



- The provision for participating policyholders' dividends is determined by the Board of Directors rather than being recorded ratably over the premium-paying period in accordance with dividend scales contemplated at the time the policies were issued.



- Pension expense and the related financial statement disclosures are not determined in accordance with Statement of Financial Accounting Standards No. 87, EMPLOYERS' ACCOUNTING FOR PENSIONS.



- Postretirement benefits expense and the related financial statement disclosures are not determined in accordance with Statement of Financial Accounting Standards No. 106, EMPLOYER'S ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS.



- The statutory basis financial statements do not include reporting and display of comprehensive income and its components as specified under accounting principles generally accepted in the United States of America.



The aggregate effect on the accompanying statutory financial statements of the variations from accounting principles generally accepted in the United States of America has not been determined, but is presumed to be material.



The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities (including disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(E) RECOGNITION OF REVENUE AND RELATED EXPENSES



Life premiums are recognized as income over the premium paying period of the related policies. For accident and health contracts, premiums are earned on a pro rata basis over the applicable policy period. Premiums and fund deposits for universal life, single premium immediate annuity and single premium deferred annuity contracts are reported as revenue when collected. Benefits and other fund withdrawals are expensed as incurred. Policy acquisition and maintenance expenses are charged to operations as incurred.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(1) CORPORATE STRUCTURE, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


(F) FINANCIAL INSTRUMENTS



Investments in bonds are generally stated at amortized cost except for bonds where the NAIC rating has fallen to 6 and the NAIC fair value has fallen below amortized cost, in which case they are carried at NAIC fair value. Interest revenue is recognized when earned. Beginning January 1, 2001, when management believes it is no longer probable that the Company will collect all amounts due according to the contractual terms of the bond, the bond is written down from its cost basis to its fair value and a loss is recognized in the Statements of Operations. Subsequent recoveries in fair value are not recognized until the bond is sold. As of December 31, 2001, there were $5,726,284 of non-admitted amounts related to bond holdings.



Amortization of mortgage and asset-backed bondsis based on anticipated prepayments at the date of purchase, with significant changes in estimated cash flows from original purchase assumptions recognized using the retrospective method. Prepayment assumptions for mortgage-and asset-backed bonds are obtained from broker-dealer surveys or internal estimates. Amortization is accounted for using a method that approximates the interest method.



Common stock of unaffiliated companies is carried at fair value. Investments in common stocks of wholly owned subsidiaries, (see Note 1(a)), are valued at the statutory equity of the subsidiaries as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC. Dividends from subsidiaries are recorded as income when paid. No dividends were received from the Company's subsidiaries during 2001 or 2000.



Preferred stocks are carried at cost, except where the NAIC rating is 4 or below andthe NAIC fair value has fallen below amortizedcost, in which case it is carried at NAIC fair value. There was $3,124,239 of non-admitted amounts relating to preferred stocks as of December 31, 2001.



Short-term investments are stated at cost, which approximates fair value. Real estate is stated at depreciated cost. Mortgage loans and policy loans are stated at their unpaid principal balance, less an allowance for loan losses, if any. At December 31, 2001 and 2000 and for years then ended, the Company had no impaired loans. Limited partnerships interests are accounted for using a method approximating the equity method. Refer to note 1(q) for further discussion.



Realized investment gains and losses, determined on a specific identification basis, are reduced by amounts transferred to IMR and are reflected as an element of net income, net of related tax. For bonds and preferred stock carried at NAIC fair value, the difference between amortized cost and fair value is treated as a non-admitted asset. Changes in fair values of common stock and changes in statutory equity of unconsolidated subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.



(G) NON-ADMITTED ASSETS



Certain assets, principally furniture, equipment, agents' debit balances, IMR debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as non-admitted assets and excluded from assets by a charge to statutory surplus. Changes in these assets are presented as changes in unassigned surplus.



(H) AGGREGATE RESERVES



Policy reserves on annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(1) CORPORATE STRUCTURE, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Policy reserves on universal life and single premium whole life contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. Liabilities for life policy reserves and interest-sensitive insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. The NAIC has adopted Regulation XXX which went into effect as of January 1, 2000. Its implementation is dependent on when the state of domicile adopts the regulation. Mississippi, the Company's state of domicile, adopted the regulation effective January 1, 2001.



Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates, mortality or morbidity assumptions and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum of guaranteed policy cash values or the amounts required by law.



Reserve estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.



(I) POLICY AND CONTRACT CLAIMS AND CLAIMS ADJUSTMENT EXPENSES



The liability for claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The liability includes a provision for (a) claims that have been reported to the insurer,
(b) claims related to insured events that have occurred but that have not been reported to the insured and (c) claims adjustment expenses.



(J) INTEREST MAINTENANCE RESERVE



The interest maintenance reserve (IMR) represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments. These gains and losses are amortized into income on a level yield method over the estimated remaining life of the investment sold or called.



(K) ASSET VALUATION RESERVE



The asset valuation reserve (AVR) is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.



(L) FEDERAL INCOME TAXES



The Company files a consolidated federal income tax return that includes the operating results of the Company and its wholly-owned subsidiaries. Income taxes are allocated to the subsidiaries as if they filed separate federal income tax returns.



Federal income tax expense on income before realized capital gains varies from amounts computed by applying the current federal corporate income tax rate to income before federal income taxes. This is principally due to the effect of differences in calculations of aggregate reserves, amortization of intangibles, deferral of market discount on bonds, deferral of policy acquisition costs, and deduction for dividends received.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(1) CORPORATE STRUCTURE, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


(M) REINSURANCE



Reinsurance premiums, commissions, expense reimbursement, claims and claims adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.



(N) GUARANTY FUND ASSESSMENTS



Prior to January 1, 2001, state guaranty fund assessments were capitalized when paid and amortized in accordance with state premium tax offset provisions. Beginning January 1, 2001, a liability for such assessments is recognized when
(a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated. In addition, the Company may recognize an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.



(O) ELECTRONIC DATA PROCESSING (EDP) EQUIPMENT AND SOFTWARE



EDP equipment and operating software are admitted assets to the extent they conform to the requirement of SSAP No. 16, EDP Equipment and Software. Depreciation expense related to these assets was $785,884 in 2001, $870,690 in 2000 and $804,829 in 1999.



Accumulated depreciation related to these assets totaled $3,585,578 and $7,769,098 for December 31, 2001 and 2000, respectively. An accelerated depreciation method (MACRS) is the method used by the Company to compute depreciation.



(P) DERIVATIVES



The Company writes covered call options as a means of generating additional income. Option contracts allow the holder of the option to buy or sell a specific financial instrument at a specified price during a specified time period. The amount received for the call option is recognized as a liability until the option expires. Gains and losses realized on the settlement or expiration of these options are recognized as income based on the difference between the consideration received by the Company and the consideration paid, if any, on termination of the option contract. For the years ended December 31, 2001, 2000, and 1999, the net gain (loss) recognized on the termination of covered call options in the accompanying statutory statements of earnings was ($35,470), $1,192,447, and ($2,598,884), respectively.



(Q) PERMITTED PRACTICE



The accompanying financial statements of Southern Farm Bureau Life Insurance Company have been prepared in conformity with the NAIC Accounting Practices and Procedures manual except to the extent that state law differs or to the extent that permitted practices were obtained by the Company. Two permitted accounting practices that depart from the NAIC Accounting Practices and Procedures manual were obtained from the Mississippi Department of Insurance. Details of these two practices are described below.



The Company, with explicit permission of the Commissioner of Insurance of the state of Mississippi, records the value of certain restricted common stock at cost instead of fair value required by the NAIC. If the common stock were carried at fair value, surplus would be increased by $67,431,789 and $123,981,205 as of December 31, 2001 and 2000, respectively. Net income would not be affected by this permitted

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(1) CORPORATE STRUCTURE, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


practice. A reconciliation of the Company's admitted assets and capital and surplus between NAIC SAP (Codification) and practices permitted by the State of Mississippi Insurance Department is as follows:



                                                                   2001             2000
                                                              -------------------------------
Admitted assets, NAIC SAP                                     $6,780,218,738   $6,398,335,435
Admitted assets as filed                                       6,712,786,949    6,267,575,797
                                                              -------------------------------
DIFFERENCE IN ASSETS DUE TO PERMITTED PRACTICE                $   67,431,789   $  130,759,638
                                                              ===============================



                                                                   2001             2000
                                                              -------------------------------
Statutory surplus, NAIC SAP                                   $  793,173,877   $  789,736,523
Statutory surplus as filed                                       725,742,088      658,976,885
                                                              -------------------------------
DIFFERENCE IN SURPLUS DUE TO PERMITTED PRACTICE               $   67,431,789   $  130,759,638
                                                              ===============================



Partnership interests are not valued in strict accordance with the NAIC Accounting Practices and Procedures manual. Generally, such investments are to be recorded using either a (a) "market valuation approach" or, depending on the nature of the Entity, (b) "based on the underlying statutory equity of the respective entity's financial statements" or "based on the audited GAAP equity of the investee". The Company was invested in several limited partnerships at December 31, 2001, for which the required financial statements, being the unaudited GAAP financial statements or audited tax basis financial statements, could not be provided. Therefore, the Company obtained a permitted accounting practice from the Mississippi Department of Insurance that allows valuation of all subsidiary, controlled, and affiliated entities, and joint ventures, partnerships, and limited liability companies at the original cost of the investments, increased by further capital contributions and/or investments gains and decreased by returns of capital and/or investments losses. This method typically agrees with the limited partnership K-1s. Due to the unavailability of the required financial statements, management is unable to determine the monetary impact on net income and statutory surplus that results from the use of this accounting practice. However, it is management's belief that any differences would be immaterial.



(R) ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
  ACCOUNTS



Separate account assets and liabilities reported in the accompanying statutory statements of admitted assets, liabilities and stockholders' equity represent funds that are separately administered for variable annuity contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in annuity premiums and other funds deposits.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(2) FINANCIAL INSTRUMENTS



(A) BONDS AND PREFERRED AND COMMON STOCKS



At December 31, the amortized cost, gross unrealized gains and losses, and NAIC fair values of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:



                                          COST OR          GROSS           GROSS
                                         AMORTIZED       UNREALIZED     UNREALIZED       ESTIMATED
                                            COST           GAINS          LOSSES         FAIR VALUE
                                       --------------------------------------------------------------
DECEMBER 31, 2001
Bonds:
  U. S. Treasury securities and
    obligations of U. S. Government
    corporations and agencies          $  463,290,466   $ 19,529,253   $    (819,170)  $  482,000,549
  Mortgage-backed securities            1,193,802,455     39,867,910     (12,128,242)   1,221,542,123
  Corporate and other securities        2,628,241,761     87,571,691     (62,557,667)   2,653,255,785
                                       --------------------------------------------------------------
                                       $4,285,334,682   $146,968,854   $ (75,505,079)  $4,356,798,457
                                       ==============================================================
Preferred stocks                       $   59,089,277   $  4,908,575   $  (2,461,473)  $   61,536,379
Common stocks (see note 1)                270,832,957    171,945,360     (44,855,092)     397,923,225
                                       --------------------------------------------------------------
                                       $  329,922,234   $176,853,935   $ (47,316,565)  $  459,459,604
                                       ==============================================================
DECEMBER 31, 2000
Bonds:
  U. S. Treasury securities and
    obligations of U. S. Government
    corporations and agencies          $  489,060,477   $ 17,736,998   $  (2,417,214)  $  504,380,261
  Mortgage-backed securities            1,335,455,982     26,103,348     (10,913,953)   1,350,645,377
  Corporate and other securities        2,219,025,527     59,995,527    (120,149,819)   2,158,871,235
                                       --------------------------------------------------------------
                                       $4,043,541,986   $103,835,873   $(133,480,986)  $4,013,896,873
                                       ==============================================================
Preferred stocks                       $   52,413,863   $ 10,189,130   $  (3,909,618)  $   58,693,375
Common stocks (see note 1)                227,045,952    196,673,518     (55,873,617)     367,845,853
                                       --------------------------------------------------------------
                                       $  279,459,815   $206,862,648   $ (59,783,235)  $  426,539,228
                                       ==============================================================

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(2) FINANCIAL INSTRUMENTS (CONTINUED)


The scheduled maturity distribution of the bond portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                    AMORTIZED        ESTIMATED
                                                       COST          FAIR VALUE
                                                  -------------------------------
Due in one year or less                           $  204,748,639   $  209,713,499
Due after one year through five years                760,654,209      778,552,630
Due after five years through ten years             1,120,564,390    1,130,797,304
Due after ten years                                1,005,564,989    1,016,192,905
                                                  -------------------------------
                                                   3,091,532,227    3,135,256,338
Mortgage-backed securities                         1,193,802,455    1,221,542,119
                                                  -------------------------------
                                                  $4,285,334,682   $4,356,798,457
                                                  ===============================



As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $5,901,672 and $5,635,714 at December 31, 2001 and 2000, respectively.



The credit quality of the bond portfolio at December 31, 2001 and 2000 follows. The quality ratings represent NAIC designations.



                                                 2001                            2000
                                       -------------------------       -------------------------
                                         AMORTIZED                       AMORTIZED
                                            COST        PERCENT             COST        PERCENT
                                       ---------------------------------------------------------
Class 1--highest quality               $2,670,263,389      62.3%       $2,736,217,372      67.7%
Class 2--high quality                   1,311,665,707      30.6           989,759,309      24.5
Class 3--medium quality                   134,184,672       3.1           102,719,576       2.5
Class 4--low quality                      119,797,423       2.8           147,823,792       3.7
Class 5--lower quality                     37,530,242       0.9            65,011,916       1.6
Class 6--in or near default                11,893,249       0.3             2,010,021       0.0
                                       ---------------------------------------------------------
                                       $4,285,334,682     100.0%        4,043,541,986     100.0%
                                       =========================================================



Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3, as assigned by a rating service such as Standard and Poor's Corporation or Moody's Investment Services, are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but are considered to be investment grade securities. The NAIC regards agencies and treasuries and A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), all C ratings as Class 5 (lower quality) and D ratings as Class 6 (in or near default).



Bonds with a statement value of $17,124,680 and $4,257,506 were in default at December 31, 2001 and 2000, respectively. During 2001, the Company implemented a standard impairment policy for its bond portfolio. Surplus at January 1, 2001 was not adjusted for any impacts of this new policy, as it was applied prospectively. The Company's policy is to identify and review any potentially impaired bonds, using the expertise of the Securities Management department and external information provided by the Company's portfolio managers. The Company makes the determination as to whether the security is impaired, whether the impairment is temporary or other-than-temporary, and determines a fair value based on

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(2) FINANCIAL INSTRUMENTS (CONTINUED)


relevant facts and circumstances. The total impairment loss recognized in 2001 was $40,434,320 for bonds, $2,528,323 for preferred stocks and $471,000 for common stocks.



(B) COMMON STOCKS OF AFFILIATES



The Company's wholly-owned subsidiaries are accounted for using the modified equity method rather than being consolidated in accordance with Statement of Financial Accounting Standards No. 94, Consolidation of All Majority-Owned Subsidiaries. A summary of the principal unconsolidated subsidiary's financial position and operating results, prepared on a statutory basis, follows:



      SOUTHERN CAPITAL LIFE INSURANCE COMPANY--UNAUDITED IN 2001 AND 2000



                                                            2001         2000
                                                         -----------------------
TOTAL ADMITTED ASSETS                                    $5,403,008   $5,232,409
                                                         =======================
TOTAL LIABILITIES                                        $  130,671   $  145,436
                                                         =======================
CAPITAL STOCK AND SURPLUS                                $5,272,337   $5,086,973
                                                         =======================
NET EARNINGS                                             $  185,364   $  259,215
                                                         =======================



(C) MORTGAGE LOANS



At December 31, 2001 and 2000, the Company's mortgage loan portfolio consisted of $1,023,161,727 and $960,612,814 of first lien commercial mortgage loans, respectively. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and have a maximum loan-to-value ratio of 75% at the date of origination. The Company generally does not engage in construction lending or land loans. The minimum and maximum interest rates of mortgage loans originated during 2001 were 6.30% and 8.25%, respectively. The portfolio consisted of loans with an average loan balance of $2,495,951 at December 31, 2001. All of the Company's mortgages were in good standing with no principal or interest payments delinquent more than 180 days as of December 31, 2001.



(D) NET INVESTMENT INCOME



For the years ended December 31, 2001, 2000 and 1999 the sources of investment income of the Company were as follows:



                                                            2001           2000           1999
                                                        ------------------------------------------
Bonds                                                   $299,377,582   $280,934,468   $254,158,886
Preferred and common stocks                                6,851,257      8,687,590      7,668,594
Mortgage loans                                            77,515,525     70,625,863     65,172,588
Policy loans                                              22,159,828     21,364,445     21,092,869
Short-term investments                                     4,809,401      5,692,304      5,892,729
Other                                                     20,932,897     25,544,324     45,716,630
                                                        ------------------------------------------
GROSS INVESTMENT INCOME                                  431,646,490    412,848,994    399,702,296
Investment expenses                                      (18,913,443)   (20,911,227)   (32,020,884)
                                                        ------------------------------------------
Net investment income                                   $412,733,047   $391,937,767   $367,681,412
                                                        ==========================================

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(2) FINANCIAL INSTRUMENTS (CONTINUED)


For the years ended December 31, 2001, 2000 and 1999, proceeds and gross realized capital gains and losses resulting from sales or other redemptions of investment securities were as follows:



                                                           2001            2000           1999
                                                       -------------------------------------------
Proceeds from sales or other redemptions               $ 466,585,450   $650,384,936   $496,197,526
                                                       ===========================================
GROSS REALIZED CAPITAL:
  Gains                                                $  50,971,567   $145,070,462   $ 99,020,958
  Losses                                                (122,313,580)   (77,535,124)   (35,253,873)
                                                       -------------------------------------------
    Sub-total                                            (71,342,013)    67,535,338     63,767,085
Federal income taxes                                       7,432,698    (25,054,096)   (24,400,801)
Transfer to interest maintenance reserve                  17,719,040    (11,860,793)    (5,475,929)
                                                       -------------------------------------------
NET REALIZED CAPITAL GAINS (LOSSES)                    $ (46,190,275)  $ 30,620,449   $ 33,890,355
                                                       ===========================================



(3) AGGREGATE RESERVES


Liabilities for the life insurance products principally use the 1958 CSO table assuming interest rates ranging from 2 1/2% to 4 1/2% and the 1980 CSO tables assuming interest rates ranging from 4% to 5%. Liabilities for most annuities use the 1971 IAM tables with interest rates ranging from 4 1/2% to 7 1/2%.



As of December 31, 2001 and 2000, the following table summarizes the aggregate reserves for the Company:



LINE OF BUSINESS                                                   2001             2000
----------------                                              -------------------------------
Individual life:
  Traditional                                                 $1,474,844,946   $1,377,763,158
  Universal                                                    1,047,304,484    1,012,927,636
                                                              -------------------------------
TOTAL INDIVIDUAL LIFE                                          2,522,149,430    2,390,690,794
Group life                                                         4,071,687        4,104,779
                                                              -------------------------------
TOTAL LIFE                                                     2,526,221,117    2,394,795,573
Annuities:
  Individual:
    Immediate                                                     79,392,843       79,107,882
    Deferred                                                   2,204,992,892    2,037,427,845
                                                              -------------------------------
TOTAL INDIVIDUAL ANNUITIES                                     2,284,385,735    2,116,535,727
  Group annuities:
    Guaranteed interest contracts                                 25,196,524       29,817,850
                                                              -------------------------------
TOTAL ANNUITIES                                                2,309,582,259    2,146,353,577
Individual supplementary contracts with life contingencies       102,202,028      100,359,773
Other                                                             42,365,668       43,133,662
Accident and health:
  Active life--Individual                                         17,809,688       14,830,664
  Active life--Group                                                 552,297          495,830
  Claim reserve--Individual                                        6,959,839        6,238,863
  Claim reserve--Group                                             2,479,140        2,326,689
                                                              -------------------------------
TOTAL ACCIDENT AND HEALTH AGGREGATE RESERVES                      27,800,964       23,892,046
Supplementary contracts without life contingencies                24,213,867       15,933,453
                                                              -------------------------------
    TOTAL AGGREGATE RESERVES                                  $5,032,385,903   $4,724,468,084
                                                              ===============================

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(4) POLICY AND CONTRACT CLAIMS AND LIABILITIES


Activity in the liability for unpaid accident and health claims and claims adjustment expenses is summarized in the following table. The liability for unpaid accident and health claims and claims adjustment expenses includes policy and contract claims in process and the corresponding claims reserve. These amounts are included as a component of the aggregate reserve for accident and health contracts and liability for policy and contract claims presented in the accompanying statutory statements of admitted assets, liabilities and stockholders' equity.



                                                       2001          2000
                                                    -------------------------
Balance January 1                                   $17,233,810   $16,304,881
  Less reinsurance recoverables                       7,188,914     6,584,747
                                                    -------------------------
Net balance January 1                                10,044,896     9,720,134
                                                    -------------------------
Incurred related to:
  Current year                                        6,650,321     6,726,230
  Prior year                                            461,983       266,741
                                                    -------------------------
    Total incurred                                    7,112,304     6,992,971
                                                    -------------------------
Paid related to:
  Current year                                        3,018,993     3,564,730
  Prior year                                          3,162,737     3,103,479
                                                    -------------------------
    Total paid                                        6,181,730     6,668,209
                                                    -------------------------
Net balance December 31                              10,975,470    10,044,896
  Plus reinsurance recoverables                       8,183,675     7,188,914
                                                    -------------------------
Balance December 31                                 $19,159,145   $17,233,810
                                                    =========================



(5) TRANSACTIONS WITH AFFILIATES


Through common ownership and directorship, the Company has certain transactions with associated companies. For the most part, these transactions represent agency-related costs of operations. Service agreements with the State and County Farm Bureau organizations in the various states provide for reimbursement (based on a percentage of income) to these organizations of the cost of office space and clerical assistance. During the years ended December 31, 2001, 2000, and 1999, such fees aggregated $13,665,832, $12,436,666, and $12,120,943, respectively. Management believes that such agreements are beneficial to the Company in providing operating efficiency and prompt service to policyholders.



Additionally, the Company allocates certain expenses to its subsidiaries, principally Southern Capital. The reimbursements from Southern Capital are principally based on actual commissions, service fees and premium taxes incurred plus a management fee. Such allocated expenses aggregated approximately $25,000 in 2001, $25,000 in 2000, and $1,994,000 in 1999. As discussed in note 1(1), federal income taxes are allocated to the Company's subsidiaries as if they filed a separate return. At December 31, 2001 and 2000, amounts due from (to) subsidiaries and other affiliates consisted of the following:



                                                          2001         2000
                                                       ----------------------
Southern Capital Life Insurance Company                $    69,800   $144,088
Southern Farm Bureau Fund Distributor, Inc.                (23,094)    15,857
State and County Farm Bureaus                           (3,300,458)   588,047
                                                       ----------------------
                                                       $(3,253,752)  $747,992
                                                       ======================

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(6) RETIREMENT PLANS


The Company has a noncontributory defined benefit pension plan, a contributory defined contribution plan and a postretirement benefit plan. All plans cover substantially all employees, subject to certain eligibility requirements such as age and length of service.



As of December 31, 2001, the Company accrued pension benefit costs in accordance with actuarially determined amounts including amortization of the statutory transition obligation arising from the adoption of SSAP 8 as of January 1, 2001. The Company has also accrued postretirement benefits other than pensions in accordance with actuarially determined amounts including the immediate recognition of the statutory transaction obligation arising from the adoption of SSAP 14 as of January 1, 2001.



PENSION PLAN



The Company presently maintains a noncontributory defined benefit pension plan covering all employees who have met the eligibility requirements. Benefits are based on a participant's years of service and average monthly salary. The Company has agreed to make contributions to provide assets with which to pay retirement benefits.



The actuarial present value of accumulated plan benefits and components of pension costs, as determined by consulting actuaries (computed using the assumptions below) and the net assets available for benefits as of December 31, 2001 follows:



                                                                 YEAR ENDED
                                                              DECEMBER 31, 2001
                                                              -----------------
Components of pension cost:
  Service cost                                                   $ 2,143,474
  Interest cost                                                    2,489,132
  Expected return on plan assets                                  (2,383,591)
  Amortization of transition obligation liability                    217,153
                                                                 -----------
    Net periodic benefit cost                                    $ 2,466,168
                                                                 ===========
Change in plan assets
  Fair value of assets at January 1                              $28,313,022
  Actual return on plan assets                                     2,240,095
  Employer contribution                                            3,281,546
  Benefits paid                                                     (414,635)
                                                                 -----------
    Fair value of plan assets at December 31                     $33,420,028
                                                                 ===========
Change in projected benefit obligation
  Benefit obligation at January 1                                $32,656,082
  Service cost                                                     2,143,474
  Interest cost                                                    2,489,132
  Actuarial loss                                                   3,808,365
  Benefits paid                                                     (414,635)
                                                                 -----------
    Benefit obligation at December 31                            $40,682,418
                                                                 ===========
Fund status
  Funded status                                                  $(7,262,390)
  Unrecognized transition liability                                4,125,907
  Unrecognized actuarial loss                                      3,951,861
                                                                 -----------
    Prepaid benefit cost                                         $   815,378
                                                                 ===========

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(6) RETIREMENT PLANS (CONTINUED)


The projected benefit obligation for nonvested employees at December 31, 2001 was $139,161.



The project unit credit cost method is the actuarial method used in the funding plan. Significant actuarial assumptions for 2001 were:



Weighted average assumptions as of December 31:
  Discount rate                                                     7.25%
  Expected return on plan assets                                    8.5%
  Rate of compensation increase                                     5.5%
  Mortality table                                                 1983 GAM
  Post retirement lump/sum annuity purchase assumptions       6.0% and 1983 GAM



The cost of the pension plan to the Company was approximately $3,106,063 in 2000 and $2,995,983 in 1999. A summary of accumulated plan benefits and plan net assets as of June 30, 2000 (the most recent valuation date prior to December 31, 2000) for the pension plan follows:



Actuarial present value of accumulated plan benefits:
  Vested                                                      $19,959,500
  Nonvested                                                     3,139,334
                                                              -----------
                                                              $23,098,834
                                                              -----------
Net assets available for benefits                             $24,298,884
                                                              ===========
Assumed rate of return                                              6.29%
                                                              ===========



DEFINED CONTRIBUTION PLAN



Participants may contribute up to thirteen percent of their compensation to this plan each year, subject to regulatory limitations. The Company matches participant contributions that qualify for income tax deferral, limited to four percent in 2001 and 2000 and three percent in 1999 of each participant's compensation. All contributions made by a participant are vested. The cost of the plan to the Company was $676,101, $669,135, and $509,575 in 2001, 2000, and
1999, respectively.



POSTRETIREMENT BENEFIT PLAN



The actuarial and recorded liability for the Company's postretirement benefit plan, none of which have been funded, are as follows at December 31, 2001 and 2000:



                                                            2001         2000
                                                         -----------------------
Accumulated postretirement benefit obligation:
  Retired participants                                   $3,042,316   $2,493,083
  Other fully eligible participants                       1,864,645    1,501,565
                                                         -----------------------
    ACCRUED POSTRETIREMENT BENEFIT COST                  $4,906,961   $3,994,648
                                                         =======================



Postretirement benefit expense of $614,781, $495,734, and $354,272 is reflected as a component of general insurance expenses in the 2001, 2000, and 1999 statutory statements of earnings, respectively. The discount rate used in determining the accumulated postretirement benefit obligation was 7.75% in 2001 and 2000. The assumed healthcare cost trend rate used in measuring the accumulated postretirement benefit obligation was 6.5% and 6.0% for employees under 65 and for those over 65, respectively, in 2001 and 7.0% and 6.5% for employees under 65 and for those over 65, respectively, in 2000. The rate is graded down each year to an ultimate rate of 5.5% and 5.0% in 2003 for employees under 65 and for those over

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(6) RETIREMENT PLANS (CONTINUED)


65, respectively. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 2001, would be increased by 10.2%.



(7) FEDERAL INCOME TAXES


The differences between income tax expense shown on the statutory statements of earnings and the amounts computed by applying the federal income tax rate of 35% in 2001, 2000, and 1999 to earnings before federal income taxes and realized investment gains follow:



                                             2001                     2000                     1999
                                    ----------------------   ----------------------   ----------------------
                                      AMOUNT      PERCENT      AMOUNT      PERCENT      AMOUNT      PERCENT
                                    ------------------------------------------------------------------------
Computed "expected" tax expense     $49,134,929     35.0%    $42,878,002     35.0%    $36,542,736     35.0%
Increases (reductions) in taxes
  resulting from:
  Difference in statutory and tax
    reserves                          7,012,775      5.0       6,361,044      5.2       4,877,840      4.7
  Increase in deferred and
    uncollected premiums, net of
    loading                          (2,419,909)    (1.7)     (1,861,666)    (1.5)     (1,645,039)    (1.6)
  Discount amortization on bonds
    not currently taxable            (2,205,000)    (1.6)     (1,679,734)    (1.4)     (1,613,306)    (1.6)
  Deferred acquisition costs, net     1,983,801      1.4       2,068,950      1.7       2,746,077      2.6
  Earnings of investments in
    partnerships                      1,993,262      1.4      (2,766,618)    (2.3)     (1,302,596)    (1.2)
  Contingent liability accruals/
    (reversals)                      (3,710,000)    (2.6)     (1,272,786)    (1.0)      5,087,786      4.9
  Low income housing tax credit      (5,381,165)    (3.8)     (3,000,000)    (2.4)     (1,157,281)    (1.1)
  Other                                (512,723)    (0.4)        169,606      0.1        (903,739)    (0.9)
                                    ------------------------------------------------------------------------
    Actual tax expense              $45,895,970     32.7%    $40,896,798     33.4%    $42,632,478     40.8%
                                    ========================================================================

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(7) FEDERAL INCOME TAXES (CONTINUED)


The main components of deferred taxes as of December 31, 2001 are as follows:



                                                                  2001
                                                              -------------
DEFERRED TAX ASSETS:
  Life reserves                                               $  91,526,407
  Deferred acquisition cost                                      46,202,852
  Policyholder dividends                                         14,197,825
  Other employee benefits                                         5,230,773
  Assets impairments                                             16,022,656
  Unrealized capital losses                                         463,938
  Other                                                           5,439,652
                                                              -------------
    Total deferred tax assets                                   179,084,103
  Nonadmitted deferred tax assets                              (146,040,900)
                                                              -------------
  Admitted deferred tax assets                                   33,043,203
                                                              -------------
DEFERRED TAX LIABILITIES:
  Investments in bonds                                           (2,205,000)
  Agent supplement                                               (5,829,255)
  Other                                                            (208,600)
                                                              -------------
    Total deferred tax liabilities                               (8,242,855)
                                                              -------------
    Net admitted deferred tax asset                           $  24,800,348
                                                              =============



(8) COMMITMENTS AND CONTINGENCIES



(A) LITIGATION



The Company and other parties are involved in various litigation in the normal course of business. It is management's opinion, after consultation with counsel and a review of the facts, that it is improbable that the ultimate liability, if any, arising from such contingencies will have any material adverse effect on the Company's financial position at December 31, 2001 or on the results of operations or cash flows for the year then ended.



Beginning in fiscal year 1999, the Company was under audit by the Mississippi State Tax Commission (MSTC) for the tax years ended 1997, 1996 and 1995. The MSTC had proposed that the Company pay additional state income taxes, including interest, of approximately $12,800,000. A final settlement was reached during 2001, and as a result, the Company reversed a $10.6 million contingency recorded in fiscal year 1999.



(B) GUARANTY ASSOCIATION ASSESSMENTS



The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.



There are currently several insurance companies, which had substantial amounts of life and annuity business, in the process of liquidation or rehabilitation. The Company paid $168,705, $953,206, and $1,069,342 to various statutory guaranty associations during 2001, 2000, and 1999, respectively.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(8) COMMITMENTS AND CONTINGENCIES (CONTINUED)


(C) LEASES



The Company is obligated under the terms of various leases for certain equipment. Total lease rental expense, including short-term rentals, amounted to approximately $2,138,000 in 2001, $1,727,000 in 2000, and $1,911,000 in 1999. In
most cases, management expects that in the normal course of business leases will be renewed or replaced by other leases. Future minimum rental payments required under leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2001 are not significant.



(D) LOAN AND EQUITY COMMITMENTS



The Company makes commitments to extend credit and make equity investments in the normal course of business. Commitments to extend credit are agreements to lend money with fixed expiration dates or other termination clauses. Equity commitments usually take the form of investments in limited partnerships. The Company applies its normal lending standards when extending credit commitments. Since several of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Collateral is not obtained for commitments to extend credit, but is obtained when loans are closed based on an assessment of the customers' creditworthiness. The Company's maximum exposure to credit loss is represented by the contractual amount of the commitments. Commitments to extend credit and make equity investments aggregated approximately $78,000,000 at December 31, 2001.



(9) REINSURANCE


The Company follows the usual industry practices of reinsuring (ceding) portions of its risk with other companies. Use of reinsurance does not discharge an insurer from liability on the insurance ceded. The insurer is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial conditions of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. All principal reinsurers maintain an A.M Best rating of "A" or better.



A summary of reinsurance activity follows:



                                        2001             2000             1999
                                   ------------------------------------------------
AT DECEMBER 31,
Ceded life insurance in force--
  unrelated parties                $3,506,627,368   $3,351,731,235   $3,343,987,535
                                   ================================================
Reserve credits--unrelated
  parties                          $   47,000,492   $   34,972,093   $   29,221,738
                                   ================================================
FOR THE YEAR ENDED DECEMBER 31,
Net premiums ceded--unrelated
  parties                          $   40,255,555   $   41,971,444   $   30,719,250
                                   ================================================
Claims ceded--unrelated parties    $   16,951,722   $   19,548,411   $   19,893,653
                                   ================================================
Premiums ceded to Southern
  Capital                          $           --   $           --   $    4,000,370
                                   ================================================
Claims ceded to Southern Capital   $           --   $           --   $    2,671,676
                                   ================================================



A contingent liability exists with respect to life insurance covered under reinsurance agreements in the event the reinsurance company is unable to meet its obligations due under the contracts. In opinion of management, this liability is not significant.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(10)STATUTORY CAPITAL AND SURPLUS AND DIVIDEND RESTRICTION


The NAIC utilizes Risk-Based Capital (RBC) to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset quality,
(ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designed as an early warning tool for the states to identify potential under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeds the minimum required levels as of December 31, 2001 and 2000.



State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholders.



The Company is restricted by the Mississippi State Insurance Code as to the amount of dividends that may be paid within a twelve consecutive month period without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of the policyholder surplus (net of capital stock) at December 31 of the previous year, subject to a maximum limit equal to statutory earned surplus. Total unassigned surplus at December 31, 2001 was $725,742,088.



(11)SEPARATE ACCOUNTS


The separate accounts held by the Company related to individual annuities of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The separate accounts assets and liabilities represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate accounts assets and liabilities are carried at fair value. Revenues and expenses related to the separate accounts assets and liabilities, to the extent of benefits provided to the separate accounts policyholders, are excluded from the amounts reported in the accompanying statements of operations.



Separate account premiums and other considerations amounted to $11,867,210 in 2001 and $19,570,667 in 2000. Separate account activity was not present in 1999. Reserves for separate accounts with the assets at fair value were $25,703,835 and $17,172,397 at December 31, 2001 and 2000, respectively.



(12)FAIR VALUES OF FINANCIAL INSTRUMENTS


The fair values of financial instruments presented below are estimates of fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.



The carrying amounts of cash, cash equivalents, short-term investments, accounts receivable and accounts payable approximate their fair values due to the short-term nature of these financial instruments.



The carrying amounts and fair values of the Company's debt and equity securities are disclosed in note 2 of the notes to the statutory financial statements. For marketable debt and equity securities, fair values are based on quoted market prices. If a quoted market price is not available, as in the case of private placements, fair value is estimated using quoted market prices for similar securities.



The fair value for mortgage and other loans was determined on a loan by loan basis using market yields and coupon rates. Market yield for each loan was determined by adding an appropriate pricing spread to the yields on similar maturity treasury issues. The fair value for each loan was calculated as the present value of the future interest and principal payments at the market yield. The carrying value of notes

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(12)FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)


payable approximates fair value because of the short-term nature of these financial instruments and the relative immateriality of the balances. The carrying amount and fair value of the Company's investments in mortgage and other loans and notes payable at December 31, 2001 and 2000 follow:



                                                    2001                            2000
                                       -------------------------------   ---------------------------
                                          CARRYING        ESTIMATED        CARRYING      ESTIMATED
                                           AMOUNT         FAIR VALUE        AMOUNT       FAIR VALUE
                                       -------------------------------------------------------------
Commercial mortgages                   $1,022,581,239   $1,083,946,000   $960,124,326   $979,884,000
Residential mortgages                         580,488          573,000        488,487        480,000
Other loans                                   387,701          388,000        415,600        416,000
                                       -------------------------------------------------------------
                                       $1,023,549,428   $1,084,907,000   $961,028,413   $980,780,000
                                       =============================================================
Notes payable                          $   38,558,597   $   38,558,597   $ 34,120,815   $ 34,120,815
                                       =============================================================



Covered call options are the primary derivative financial instrument used by the Company. The fair value of these options are obtained from market quotes. These values represent the estimated amount the Company would receive or pay to terminate the agreement. The carrying amount and fair value of these options written and outstanding at December 31, 2001 are $49,300 and $49,300, respectively ($192,444 and $471,500 at December 31, 2000).



The fair value of annuity contracts was determined to be the Company's statutory reserve as such amount most closely approximates the current value of the expected payments under such contracts. Such reserve is higher than the policy surrender values, which is considered the floor value and lower than the account value, which is considered the maximum value. The account value does not approximate the amount the Company anticipates paying under such contracts due to anticipated surrenders.



Assets held in separate accounts are reported in the accompanying statutory financial statements at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.



It is not considered practicable to determine the fair value of the Company's liability for pension plan administration funds due to the difficulty in calculating an estimated payment pattern and period. Such funds currently bear interest at a rate of approximately 7.5%. The interest rate will adjust annually based on investment portfolio returns for the related assets. Such funds have no stated maturity.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        DECEMBER 31, 2001, 2000 AND 1999



(13)NOTES PAYABLE


Notes payable at December 31, 2001 and 2000 consist of the following:



                                                                 2001          2000
                                                              -------------------------
Note payable with imputed interest at 6.59%, repaid in 2001   $        --   $ 2,384,256
Note payable with imputed interest at 7.40%, maturing
  January 1, 2002; secured by limited partnership interest
  in Boston Capital Corporate Tax Credit Fund XII, L.P.         1,782,340     2,673,510
Note payable with imputed interest at 7.38%, repaid in 2001            --     5,823,904
Note payable with imputed interest at 8.37%, maturing
  July 1, 2002; secured by limited partnership interest in
  Boston Capital Corporate Tax Credit Fund XIV, L.P.            5,464,342     5,464,342
Note payable with imputed interest at 8.68%, maturing
  May 31, 2005; secured by limited partnership interest in
  Boston Capital Corporate Tax Credit Fund XV, L.P.             6,411,521     6,524,803
Non-interest bearing note payable due on demand; secured by
  limited partnership interest in SSM Venture Partners II,
  L.P.                                                          5,750,000    11,250,000
Note payable with imputed interest at 7.02%, maturing
  January 2, 2004; secured by limited partnership interest
  in Boston Capital Corporate Tax Credit Fund, XVI, L.P.       12,075,917            --
Non-interest bearing note maturing April 1, 2004; secured by limited partnership interest in Georgia Tax Credit
  Fund II, L.P.                                                 2,074,477            --
Non-interest bearing note maturing July 1, 2002; secured by
  limited partnership interest in Paramount Properties
  American Tax Credit Corp. Fund XII, L.P.                      5,000,000            --
                                                              -------------------------
                                                              $38,558,597   $34,120,815
                                                              =========================



The aggregate maturities of notes payable for each of the years subsequent to December 31, 2001 are as follows:



YEAR ENDING
DECEMBER 31,
------------
    2002      $19,214,002
    2003          336,189
    2004       12,666,050
    2005        6,342,356
              -----------
              $38,558,597
              ===========

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                                   SCHEDULE 1


                            SELECTED FINANCIAL DATA
                 AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001




Investment income earned:
  United States bonds                                          $   26,551,798
  Other bonds (unaffiliated)                                      272,825,784
  Preferred and common stocks                                       6,851,257
  Mortgage loans                                                   77,515,525
  Real estate                                                      14,454,601
  Premium notes, policy loans and liens                            22,159,828
  Short-term investments                                            4,809,401
  Other invested assets                                             3,258,441
  Aggregate write-ins for investment income                           441,970
                                                               --------------
    Gross investment income                                    $  428,868,605
                                                               ==============
Real estate owned--book value less encumbrances                $   74,465,743
                                                               ==============
Mortgage loans--book value:
  Farm mortgages                                               $           --
  Residential mortgages                                               580,488
  Commercial mortgages                                          1,022,581,239
                                                               --------------
    Total mortgage loans                                       $1,023,161,727
                                                               ==============
Mortgage loans by standing--book value:
  Good standing                                                $1,019,317,905
                                                               ==============
  Good standing with restructured terms                        $    3,843,822
                                                               ==============
  Interest overdue more than 90 days, not in foreclosure       $           --
                                                               ==============
  Foreclosure in process                                       $           --
                                                               ==============
Other long-term assets- statement value                        $  278,601,850
                                                               ==============
Collateral loans                                               $           --
                                                               ==============
Bonds and stocks of parents, subsidiaries and
 affiliates--book value:
  Bonds                                                        $           --
                                                               ==============
  Preferred stocks                                             $      117,400
                                                               ==============
  Common stocks                                                $   40,864,652
                                                               ==============
Bonds and short-term investments by class and maturity:
  Due within one year or less                                  $  469,308,358
  Over 1 year through 5 years                                   1,457,037,353
  Over 5 years through 10 years                                 1,425,664,517
  Over 10 years through 20 years                                  536,614,135
  Over 20 years                                                   396,801,319
                                                               --------------
                                                               $4,285,425,682
                                                               ==============

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                             SCHEDULE 1 (CONTINUED)


                            SELECTED FINANCIAL DATA
                 AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001




Bonds by class--statement value:
  Class 1                                                      $ 2,670,263,380
  Class 2                                                        1,311,665,707
  Class 3                                                          134,275,681
  Class 4                                                          119,797,423
  Class 5                                                           37,530,242
  Class 6                                                           11,893,249
                                                               ---------------
Total by class                                                 $ 4,285,425,682
                                                               ===============
Total bonds and short-term investments publicly traded         $ 3,348,108,558
                                                               ===============
Total bonds and short-term investments privately placed        $   937,317,124
                                                               ===============
Preferred stocks--statement value                              $    59,089,277
                                                               ===============
Common stocks (unaffiliated)--fair value                       $   323,634,640
                                                               ===============
Short-term investments--book value                             $        91,000
                                                               ===============
Options, caps & floors owned-statement value                   $            --
                                                               ===============
Options, caps & floors written and in force--statement value   $        49,300
                                                               ===============
Collar, swap & forward agreements open--statement value        $            --
                                                               ===============
Futures contracts open--current value                          $            --
                                                               ===============
Cash on deposit                                                $    97,940,222
                                                               ===============
Life insurance in force:
  Industrial                                                   $            --
                                                               ===============
  Ordinary                                                     $52,087,759,000
                                                               ===============
  Credit life                                                  $            --
                                                               ===============
  Group life                                                   $ 1,484,174,000
                                                               ===============
Amount of accidental death insurance in force under ordinary
 policies                                                      $ 2,599,552,000
                                                               ===============
Life insurance policies with disability provisions in force:
  Industrial                                                   $            --
                                                               ===============
  Ordinary                                                     $11,175,807,000
                                                               ===============
  Credit life                                                  $            --
                                                               ===============
  Group life                                                   $ 1,456,790,000
                                                               ===============
Supplementary contracts in force:
  Ordinary--not involving life contingencies:
    Amount on deposit                                          $     1,622,507
                                                               ===============
    Income payable                                             $     3,234,023
                                                               ===============

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                             SCHEDULE 1 (CONTINUED)


                            SELECTED FINANCIAL DATA
                 AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001




 Ordinary--involving life contingencies:
    Income payable                                             $   11,891,093
                                                               ==============
  Group--not involving life contingencies:
    Amount on deposit                                          $           --
                                                               ==============
    Income payable                                             $           --
                                                               ==============
  Group--involving life contengencies:
    Income payable                                             $           --
                                                               ==============
Annuities:
  Ordinary:
    Immediate--amount of income payable                        $   11,146,889
                                                               ==============
    Deferred--fully paid account balance                       $  987,974,996
                                                               ==============
    Deferred--not fully paid--account balance                  $1,246,639,939
                                                               ==============
  Group:
    Amount of income payable                                   $    2,042,062
                                                               ==============
    Fully paid account balance                                 $           --
                                                               ==============
    Not fully paid--account balance                            $   24,040,498
                                                               ==============
Accident and health insurance--premiums in force:
  Ordinary                                                     $   27,949,801
                                                               ==============
  Group                                                        $   16,204,052
                                                               ==============
  Credit                                                       $           --
                                                               ==============
Deposit funds and dividend accumulations:
  Deposit funds--account balance                               $  305,965,969
                                                               ==============
  Dividends accumulations--account balance                     $  304,259,956
                                                               ==============
Claim payments 2001:
  Group accident and health--year ended December 31, 2001:
    2001                                                       $    1,495,626
                                                               ==============
    2000                                                       $      731,742
                                                               ==============
    1999                                                       $       17,516
                                                               ==============
    1998                                                       $      117,353
                                                               ==============
  Other accident and health--year ended December 31, 2001:
    2001                                                       $    1,523,367
                                                               ==============
    2000                                                       $      937,038
                                                               ==============
    1999                                                       $      393,897
                                                               ==============
    1998                                                       $      177,643
                                                               ==============



SEE ACCOMPANYING INDEPENDENT AUDITORS' REPORT.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                                   SCHEDULE 2


                          SUMMARY INVESTMENT SCHEDULE



                               DECEMBER 31, 2001


                                 (IN THOUSANDS)



                                                                                 ADMITTED ASSETS AS
                                                                               REPORTED IN THE ANNUAL
              INVESTMENT CATEGORIES                 GROSS INVESMENT HOLDINGS         STATEMENT
--------------------------------------------------  ------------------------   ----------------------
Bonds:
  US Treasury securities                            $  316,599       4.877%    $  316,599     4.877%
  US government agency obligations:
    Issued by US government agencies                    84,107       1.296%        84,107     1.296%
    Issued by US government-sponsored agencies              --       0.000%            --     0.000%
  Foreign government                                        --       0.000%            --     0.000%
  Securities issued by states, territories and
    possessions and political subdivisions in the
    US:
    US States and territories general obligations           --       0.000%            --     0.000%
    Political subdividions of US states,
      territories and possessions general
      obligations                                           --       0.000%            --     0.000%
    Revenue and assessment obligations                      --       0.000%            --     0.000%
    Industrial development bonds and similar
      obligations                                       52,040       0.802%        52,040     0.802%
  Mortgage backed securities
    Pass-through securities:
      Guaranteed by GNMA                                80,010       1.232%        80,010     1.232%
      Issued by FNMA and FHLMC                          21,241       0.327%        21,241     0.327%
      Other pass-through securities                         --       0.000%            --     0.000%
    Other mortgage-backed securities:
      Issued by FNMA, FHLMC or GNMA                    855,554      13.179%       855,554    13.179%
      Other mortgage-backed securities
        collateralized by MBS issued or guaranteed
        by FNMA, FHLMC, or GNMA                             --       0.000%            --     0.000%
      All other mortgage-backed securities             107,586       1.657%       107,586     1.657%

Other debt securities (excluding short-term):
  Unaffiliated domestic securities                   2,752,594      42.344%     2,746,868    42.314%
  Unaffiliated foreign securities                       21,331       0.329%        21,331     0.329%
  Affiliated securities                                     --       0.000%            --     0.000%

Equity interests:
  Investments in mutual funds                           10,077       0.155%        10,077     0.155%
  Preferred stocks:
    Affiliated                                             117       0.002%           117     0.002%
    Unaffiliated                                        62,096       0.955%        58,972     0.908%
  Publicly traded equity securites:
    Affiliated                                              --       0.000%            --     0.000%
    Unaffiliated                                       285,526       4.398%       285,526     4.398%
  Other equity securities:
    Affiliated                                          12,301       0.189%        12,301     0.189%
    Unaffiliated                                        28,031       0.432%        28,031     0.432%
  Tangible personal property under leases:
    Affiliated                                              --       0.000%            --     0.000%
    Unaffiliated                                            --       0.000%            --     0.000%

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                             SCHEDULE 2 (CONTINUED)


                          SUMMARY INVESTMENT SCHEDULE



                               DECEMBER 31, 2001


                                 (IN THOUSANDS)



                                                                                 ADMITTED ASSETS AS
                                                                               REPORTED IN THE ANNUAL
              INVESTMENT CATEGORIES                 GROSS INVESMENT HOLDINGS         STATEMENT
--------------------------------------------------  ------------------------   ----------------------
Mortgage loans
  Construction and land development                 $       --       0.000%    $       --     0.000%
  Agricultural                                              --       0.000%            --     0.000%
  Single family residential properties                     580       0.009%           580     0.009%
  Multifamily residential properties                   263,641       4.061%       263,641     4.061%
  Commercial loans                                     758,941      11.691%       758,941    11.691%

Real estate investments
  Property occupied by company                          16,431       0.253%        16,431     0.253%
  Property held for the production of income            56,485       0.870%        56,485     0.870%
  Property held for sale                                 1,550       0.024%         1,550     0.024%

Policy loans                                           333,588       5.139%       333,588     5.139%

Receivable for securities                                3,473       0.053%         3,473     0.053%

Cash and short term investments                         98,021       1.510%        98,021     1.510%

Other invested assets                                  278,602       4.292%       278,602     4.292%
                                                    -------------------------------------------------

                                                    $6,500,522     100.000%    $6,491,672   100.000%
                                                    =================================================

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                                   SCHEDULE 3


           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES



                               DECEMBER 31, 2001


                                 (IN THOUSANDS)



 1.) Total admitted assets:
    $6,685,537



 2.) 10 Largest exposures to a single issuer/borrower/investment:



                    ISSUER                       INVESTMENT CATEGORY           AMOUNT    PERCENTAGE
      ----------------------------------  ----------------------------------  --------   ----------
                                              Industrial, Misc.--Issuer
      Continental Airlines Bonds                     Obligations              $33,952       0.5%
                                              Industrial, Misc.--Issuer
      AT&T Corp. Bonds                               Obligations               33,814       0.5%
                                              Industrial, Misc.--Issuer
      General Motors Bonds                           Obligations               29,875       0.4%
                                              Industrial, Misc.--Issuer
      American Airlines Bonds                        Obligations               28,316       0.4%
                                              Industrial, Misc.--Issuer
      Prudential Home Mtg. Sec. Bonds                Obligations               27,504       0.4%
                                              Industrial, Misc.--Issuer
      Charles Schwab Bonds                           Obligations               24,981       0.4%
                                              Industrial, Misc.--Issuer
      Michaels Stores Common Stock                   Obligations               24,376       0.4%
                                              Industrial, Misc.--Issuer
      CMC Sec. Corp. Bonds                           Obligations               24,074       0.4%
                                              Industrial, Misc.--Issuer
      TCW Latin America Partners LP                  Obligations               22,380       0.3%
                                              Industrial, Misc.--Issuer
      Telecorp PCS Common Stock                      Obligations               22,124       0.3%



 3.) Total admitted assets held in bonds and preferred stocks by NAIC rating:



      BONDS     AMOUNT     PERCENTAGE    STOCKS     AMOUNT    PERCENTAGE
      ------  ----------   ----------   --------   --------   ----------
      NAIC-1  $2,670,263      39.9%     P/RP-1     $22,725       0.3%
      NAIC-2   1,311,666      19.6%     P/RP-2      19,158       0.3%
      NAIC-3     134,276       2.0%     P/RP-3       9,080       0.1%
      NAIC-4     119,797       1.8%     P/RP-4       5,357       0.1%
      NAIC-5      37,530       0.6%     P/RP-5       2,769       0.0%
      NAIC-6      11,893       0.2%     P/RP-6           1       0.0%



 4.) Admitted assets held in foreign investments and unhedged foreign currency exposure:



      Foreign-currency denominated investments of:                     $  558
      Foreign-currency denominated supporting
        insurance liabilities of:                                          --
      Excluding Canadian investments and currency
        exposure of:                                                    7,308



 5.) Aggregate foreign investment exposure categorized by NAIC sovereign rating:



                                                                      AMOUNT     PERCENTAGE
                                                                    ----------   ----------
      Countries rated by NAIC-1                                     $      --       0.0%
      Countries rated by NAIC-2                                            --       0.0%
      Countries rated by NAIC-3 or below                                   --       0.0%

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                             SCHEDULE 3 (CONTINUED)


           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES



                               DECEMBER 31, 2001


                                 (IN THOUSANDS)



 6.) Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:
    None



 7.) Aggregate unhedged foreign currency exposure:    None



 8.) Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
    None



 9.) Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:
    None



10.) 10 Largest sovereign foreign issues:
    None

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                             SCHEDULE 3 (CONTINUED)


           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES



                               DECEMBER 31, 2001


                                 (IN THOUSANDS)



11.) Assets held in Canadian investments and unhedged Canadian currency exposure:



      Canadian-currency denominated investments
        of:                                                            $7,308
      Canadian denominated supporting insurance
        liabilities of:                                                    --



12.) Assets held in Canadian investments comprise less than 2.5% of the reporting entity's total admitted assets.



13.) Assets held in investments with contractual sales restrictions comprised less than 2.5% of the reporting entity's total admitted assets.



14.) 10 Largest equity interests:



                    ISSUER                       INVESTMENT CATEGORY           AMOUNT    PERCENTAGE
      ----------------------------------  ----------------------------------  --------   ----------
                                              Industrial, Misc.--Issuer
      Michaels Stores Common Stock                   Obligations              $24,376       0.4%
                                              Industrial, Misc.--Issuer
      TCW Latin America Ltd Partnership              Obligations               22,380       0.3%
                                              Industrial, Misc.--Issuer
      Telecorp PCS Common Stock                      Obligations               22,124       0.3%
                                              Industrial, Misc.--Issuer
      SSM Venture Ltd Partnership                    Obligations               22,060       0.3%
                                              Industrial, Misc.--Issuer
      Green Mountain Advisors II, L.P.               Obligations               21,826       0.3%
                                              Industrial, Misc.--Issuer
      Green Mountain Advisors L.P.                   Obligations               17,963       0.3%
                                              Industrial, Misc.--Issuer
      Praedium Recovery Fund II, L.P.                Obligations               15,816       0.2%
                                              Industrial, Misc.--Issuer
      Ross Stores Common Stock                       Obligations               15,623       0.2%
                                              Industrial, Misc.--Issuer
      Arrow Electronics Common Stock                 Obligations               12,379       0.2%
      Boston Capital Tax Credit XVI,          Industrial, Misc.--Issuer
        L.P.                                         Obligations               12,070       0.2%



      15.) Aggregate statement value of investments held in nonaffiliated, privately-placed equities:
                                      $278,214,149


        Three largest investments held in nonaffiliated, privately placed equities:



                    ISSUER                       INVESTMENT CATEGORY           AMOUNT    PERCENTAGE
      ----------------------------------  ----------------------------------  --------   ----------
                                              Industrial, Misc.--Issuer
      TCW Latin America Partners                     Obligations              $22,380       0.3%
                                              Industrial, Misc.--Issuer
      SSM Venture                                    Obligations              $22,060       0.3%
                                              Industrial, Misc.--Issuer
      Green Mountain Advisors II                     Obligations              $21,826       0.3%



 16.) Assets held in general partnership interests comprised less than 2.5% of the reporting entity's total admitted assets.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                             SCHEDULE 3 (CONTINUED)


           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES



                               DECEMBER 31, 2001


                                 (IN THOUSANDS)



17.) 10 Largest aggregate mortgage interests:



                    ISSUER                       INVESTMENT CATEGORY           AMOUNT    PERCENTAGE
      ----------------------------------  ----------------------------------  --------   ----------
      Litton Systems Building                         Commercial              $14,666       0.2%
      Doral Village Mobile Home Park                  Commercial               10,439       0.2%
      Wal-Mart Superstore                             Commercial               10,025       0.1%
      Stonebridge Apartments                          Commercial                9,463       0.1%
      Parkside Village Apartments                     Commercial                8,749       0.1%
      New Frontier Mobile Home Park                   Commercial                8,318       0.1%
      Westwood Center Office Building                 Commercial                8,290       0.1%
      Three Financial Center                          Commercial                7,915       0.1%
      Vista Verde Apartments                          Commercial                7,740       0.1%
      Follett Office Building                         Commercial                7,715       0.1%



18.) Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:



          LOAN-TO-VALUE              RESIDENTIAL                     COMMERCIAL                     AGRICULTURAL
      ---------------------  ---------------------------   -------------------------------   ---------------------------
      Above 95%                $     --         0.0%       $        --            0.0%        $       --        0.0%
      91% to 95%                     --         0.0%                --            0.0%                --        0.0%
      81% to 90%                     --         0.0%         1,292,497            0.0%                --        0.0%
      71% to 80%                     --         0.0%        72,955,226            1.1%                --        0.0%
      below 70%                 580,488         0.0%       948,333,516           14.2%                --        0.0%
      Construction loans                                                                              --        0.0%
      Mortgage loans over 90 days past
        due                                                                                           --        0.0%
      Mortgage loans in the process of
        foreclosure                                                                                   --        0.0%
      Mortgage loans
        foreclosed                                                                                    --        0.0%
      Restructure mortgage loans
                                                                                               3,843,822        0.1%



19.) There were no assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A that exceeded 2.5% of the Company's total admitted assets.



20.) Total admitted assets subject to the following types of agreements:



                                                              AT YEAR END                AT END OF EACH QUARTER
                       AGREEMENT TYPE                     AMOUNT     PERCENTAGE    1ST QTR      2ND QTR      3RD QTR
      ------------------------------------------------  ----------   ----------   ----------   ----------   ----------
      Securities lending                                $      --       0.0%      $      --    $      --    $       --
      Repurchase                                               --       0.0%             --           --            --
      Reverse repurchase                                       --       0.0%             --           --            --
      Dollar repurchase                                        --       0.0%             --           --            --
      Dollar reverse repurchase                                --       0.0%             --           --            --

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                             SCHEDULE 3 (CONTINUED)


           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES



                               DECEMBER 31, 2001


                                 (IN THOUSANDS)



21.) Warrants not attached to other financial instruments, options, caps, and floors:



                                            OWNED                                WRITTEN
                             -----------------------------------   -----------------------------------
      Hedging                    $    --              0.0%             $     --             0.0%
      Income generation           49,300              0.0%              496,333             0.0%
      Other                           --              0.0%                   --             0.0%



22.) Potential exposure for collars, swaps and forwards:



                                                                              AT END OF EACH QUARTER
                                           AT YEAR END                  1ST QTR      2ND QTR      3RD QTR
                             ---------------------------------------   ----------   ----------   ----------
      Hedging                    $       --              0.0%          $      --    $      --    $       --
      Income generation                  --              0.0%                 --           --            --
      Replications                       --              0.0%                 --           --            --
      Other                              --              0.0%                 --           --            --



23.) Potential exposure for future contracts:



                                                                              AT END OF EACH QUARTER
                                           AT YEAR END                  1ST QTR      2ND QTR      3RD QTR
                             ---------------------------------------   ----------   ----------   ----------
      Hedging                    $       --              0.0%          $      --    $      --    $       --
      Income generation                  --              0.0%                 --           --            --
      Replications                       --              0.0%                 --           --            --
      Other                              --              0.0%                 --           --            --



24.) All investments included in the Write-ins for Invested Assets category included on the Summary Investment Schedule in the Annual Statement



                               INVESTMENT                             AMOUNT     PERCENTAGE
      ------------------------------------------------------------  ----------   ----------
      Securities lending collateral                                 $      --       0.0%
      Other miscellaneous receivables                                      --       0.0%



SEE ACCOMPANYING INDEPENDENT AUDITORS' REPORT.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                                   SCHEDULE 4


      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES



                               DECEMBER 31, 2001


                                 (IN THOUSANDS)



                                                               COST OR                  AS SHOWN ON
                                                              AMORTIZED                 THE BALANCE
                                                                 COST      FAIR VALUE      SHEET
                                                              -------------------------------------
Bonds:
  United States Government and government agencies and
    authorities                                               $  463,290   $  482,001   $  463,290
  Public utilities                                               322,994      326,058      322,994
  Mortgage-backed securities                                   1,193,802    1,221,542    1,193,802
  All other corporate bonds                                    2,305,248    2,327,198    2,305,248
                                                              -------------------------------------
        Total bonds                                           $4,285,334   $4,356,799   $4,285,334
                                                              -------------------------------------
Equity Securities:
  Common stocks (1)
  Public utilities                                                   973        1,021        1,021
  Banks, trusts, and insurance companies                          32,817       40,151       40,151
  Industrial, miscellaneous and all other                        227,041      282,462      282,462
  Nonredeemable preferred stocks                                  63,037       59,139       59,089
                                                              -------------------------------------
        Total equity securities                               $  323,868   $  382,773   $  382,723
                                                              -------------------------------------
Mortgage loans on real estate                                  1,023,162    1,084,519    1,023,162
Real estate:
  Home office property                                            33,013          N/D       16,431
  Real estate held for investment                                 77,624          N/D       56,485
  Real estate acquired in satisfaction of debt                     1,647          N/D        1,550
Policy loans                                                     333,588          N/D      333,588
Partnership interests                                            237,766          N/D      278,602
Short-term investments and cash                                   98,021       97,967       98,021
                                                              -------------------------------------
        Total investments                                     $6,414,023          N/A   $6,475,896
                                                              =====================================



(1) Investment in common stocks does not include the Company's investment in the Virginia Farm Bureau, a related party, with a cost and fair value of $10,002 and $6,857, respectively.



N/D -- not determined



N/A -- not applicable



SEE ACCOMPANYING INDEPENDENT AUDITORS' REPORT.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                                   SCHEDULE 5



                      SUPPLEMENTARY INSURANCE INFORMATION



                                 (IN THOUSANDS)



                                                                       AS OF DECEMBER 31
                                            ------------------------------------------------------------------------
                                                                FUTURE POLICY
                                             DEFERRED             BENEFITS,                             OTHER POLICY
                                              POLICY            LOSSES, CLAIMS                           CLAIMS AND
                                            ACQUISITION         AND SETTLEMENT         UNEARNED           BENEFITS
                                               COSTS               EXPENSES            PREMIUMS           PAYABLE
                                            ------------------------------------------------------------------------
SEGMENT
2001:
  Life insurance                               $   --             $2,686,966            $1,176            $388,807
  Accident & health insurance                      --                 27,801               247               1,536
  Annuity                                          --              2,317,619                --                  32
  Property & liability insurance                   --                     --                --                  --
                                            ------------------------------------------------------------------------
                                               $   --             $5,032,386            $1,423            $390,375
                                            ========================================================================
2000:
  Life insurance                               $   --             $2,544,552            $1,334            $378,296
  Accident & health insurance                      --                 23,892               257               1,479
  Annuity                                          --              2,156,024                --                  33
  Property & liability insurance                   --                     --                --                  --
                                            ------------------------------------------------------------------------
                                               $   --             $4,724,468            $1,591            $379,808
                                            ========================================================================



                                                               FOR THE YEARS ENDED DECEMBER 31
                                           -----------------------------------------------------------------------
                                                                                       AMORTIZATION
                                                                        BENEFITS,      OF DEFERRED
                                                            NET       CLAIMS, LOSSES      POLICY         OTHER
                                             PREMIUM     INVESTMENT   AND SETTLEMENT   ACQUISITION     OPERATING
                                           REVENUE (1)     INCOME        EXPENSES         COSTS       EXPENSES (2)
                                           -----------------------------------------------------------------------
SEGMENT
2001:
  Life insurance                            $386,270      $213,914       $331,926      $        --      $114,918
  Accident & health insurance                 21,237         1,779          9,215               --        10,891
  Annuity                                    265,901       197,040        399,465               --        22,045
  Property & liability insurance                  --            --             --               --            --
                                           -----------------------------------------------------------------------
                                            $673,408      $412,733       $740,606      $        --      $147,854
                                           =======================================================================
2000:
  Life insurance                            $397,038      $205,024       $346,879      $        --      $115,055
  Accident & health insurance                 20,068         1,166          9,238               --        10,364
  Annuity                                    174,460       185,748        306,092               --        17,994
  Property & liability insurance                  --            --             --               --            --
                                           -----------------------------------------------------------------------
                                            $591,566      $391,938       $662,209      $        --      $143,413
                                           =======================================================================
1999 (3):
  Life insurance                            $384,365      $199,521       $349,091      $        --      $112,923
  Accident & health insurance                 19,745         1,031         10,565               --         9,921
  Annuity                                    181,559       167,129        294,088               --        19,085
  Property & liability insurance                  --            --             --               --            --
                                           -----------------------------------------------------------------------
                                            $585,669      $367,681       $653,744      $        --      $141,929
                                           =======================================================================



(1) Life insurance premium revenue includes supplementary contracts, dividend accumulations and other.



(2) Commissions, taxes, licenses and fees reflect actual expenses by segment. All other operating expenses are allocated to each segment on the basis of policy count and time studies.



(3) 1999 amounts exclude the effects of the Company's cancellation of its coinsurance agreement with Southern Capital.



SEE ACCOMPANYING INDEPENDENT AUDITORS' REPORT.

                  SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                                   SCHEDULE 6


                                  REINSURANCE
             FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999


                                 (IN THOUSANDS)



                                                                                            PERCENTAGE OF
                                                     CEDED TO     ASSUMED                      AMOUNT
                                         GROSS        OTHER         FROM          NET        ASSUMED TO
                                        AMOUNT      COMPANIES    COMPANIES      AMOUNT           NET
                                      -------------------------------------------------------------------
2001:
  Life insurance in force             $53,571,933   $3,506,628   $     --     $50,065,305    $       --
                                      ===================================================================
Premiums:
  Life insurance                      $   390,370       11,842         --         378,528            --
  Accident & health insurance              50,541       29,304         --          21,237            --
  Annuity                                 272,883        6,982         --         265,901            --
  Property & liability insurance               --           --         --              --            --
                                      -------------------------------------------------------------------
        Total premiums                $   713,794       48,128         --         665,666            --
                                      ===================================================================
2000:
  Life insurance in force             $49,171,382    3,351,731         --      45,819,651            --
                                      ===================================================================
Premiums:
  Life insurance                      $   372,826       10,712         --         362,114            --
  Accident & health insurance              41,993       21,925         --          20,068            --
  Annuity                                 183,794        9,334         --         174,460            --
  Property & liability insurance               --           --         --              --            --
                                      -------------------------------------------------------------------
        Total premiums                $   598,613       41,971         --         556,642            --
                                      ===================================================================
1999:
  Life insurance in force             $47,232,286    3,343,988         --      43,888,298            --
                                      ===================================================================
Premiums:
  Life insurance                      $   363,439   $   15,158   $     --     $   348,281    $       --
  Accident & health insurance              40,238       20,493         --          19,745            --
  Annuity                                 181,559           --         --         181,559            --
  Property & liability insurance               --           --         --              --            --
                                      -------------------------------------------------------------------
        Total premiums                $   585,236       35,651         --         549,585            --
                                      ===================================================================



SEE ACCOMPANYING INDEPENDENT AUDITORS' REPORT.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements (5)


All required financial statements are included in Part B.

(b) Exhibits


 (1)  Certified resolution of the board of directors of Southern
      Farm Bureau Life Insurance Company (the "Company") establishing Southern Farm Bureau Life Variable Account (the
      "Account").(1)
 (2)  Not Applicable.
 (3)  Underwriting Agreement.(2)
      (a) Amendment to Underwriting Agreement(4)
 (4)  Contract Form.(1)
 (5)  Form of Contract Application.(1)
 (6)  (a) Articles of Incorporation of the Company.(1)
      (b) By-Laws of the Company.(1)
 (7)  Not Applicable.
 (8)  (a) Participation agreement relating to Fidelity Variable
      Insurance Products Fund.(2)
      (a)(1) Amendment to Participation Agreement(4)
      (b) Participation agreement relating to Fidelity Variable
      Insurance Products Fund II.(2)
      (b)(1) Amendment to Participation Agreement(4)
      (c) Participation agreement relating to Fidelity Variable
      Insurance Products Fund III.(2)
      (c)(1) Amendment to Participation Agreement(4)
      (d) Participation agreement relating to T. Rowe Price Equity
      Series, Inc. and T. Rowe Price Fixed Income Series, Inc.(2)
      (d)(1) Amendment to Participation Agreement(4)
      (e) Form of Administrative Services Agreement.(2)
 (9)  Opinion and Consent of Joseph A. Purvis, Esquire.(5)
(10)  (a) Consent of Sutherland Asbill & Brennan LLP.(5)
      (b) Consent of KPMG LLP.(5)
      (c) Opinion and Consent of Kenneth P. Johnston, FSA, MAAA,
      Vice President, Product Development.(5)
      (d) Consent of Ernst & Young LLP.(5)
(11)  Not Applicable.
(12)  Not Applicable.
(13)  Not Applicable.
(14)  Powers of Attorney.(3)


------------------------

    (1) Incorporated herein by reference to the Initial Filing of this Form N-4 Registration Statement (File Nos. 333-79865; 811-9371) filed with the Securities and Exchange Commission on June 3, 1999.

    (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on October 12, 1999.


    (3) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 30, 2001.



    (4) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on January 25, 2002.



    (5)  Filed herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY


NAME                                   TITLE
Ronald R. Anderson                     Director
Donald Childs                          Director
Marshall Coyle                         Director
Kenneth Dierschke                      Director
Ben Gramling, II                       Director
Bruce Hiatt                            Director
David Hillman                          Director
Kenneth M. Middleton                   Director
Bryan Mitchell                         Director
Sam Moore                              Director
Donald Patman                          Director
Wayne F. Pryor                         Director
Stanley E. Reed                        Director
Rick Roth                              Director
David Waide                            Director
David M. Winkles, Jr.                  Director
Larry B. Wooten                        Director
J. M. Wright, Jr.                      Director
Carl B. Loop, Jr.                      Chairman of the Board and President
Wayne Dollar                           First Vice President and Director
Bobby Waters                           Executive Vice President, Chief Executive Officer
Larry Favreau                          Senior Vice President, Chief Financial Officer
Gino Gianfrancesco                     Senior Vice President, Marketing
Joey Stroble                           Senior Vice President, Policy Administration and Assistant
                                         Secretary
Sherrell Ballard                       Vice President, Information Systems
Denny Blaylock                         Vice President, Underwriting
David N. Duddleston, M.D.              Vice President, Medical Director
Rick Fielding                          Vice President, Chief Actuary
Philip R. Hogue                        Vice President, Realty Investments
Kenneth P. Johnston                    Vice President, Product Development
Richard D. McClure                     Vice President, Claims
Walt Olson                             Vice President, Chief Investment Officer
Joseph A. Purvis                       Vice President, General Counsel and Secretary
William Risher                         Vice President, Director of Marketing Services
E. J. "Bubby" Trosclair                Vice President, Agency
Robert E. Ward, Jr.                    Vice President, Controller
Billy Sims                             Vice President, Human Resources
Glen Castle                            Vice President, Group Pension and Variable Product
                                         Administration
Randy Johns                            Vice President, Administrative Services

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Arkansas Farm Bureau Investment Corporation, Florida Farm Bureau Holding Corporation, Georgia Farm Bureau Federation Holding Co. Inc., Kentucky Farm Bureau Investment Corporation, Louisiana Farm Bureau Investment Corporation, Mississippi Farm Bureau Investment Corporation, North Carolina Farm Bureau Investment Corporation, South Carolina Farm Bureau Investment Corporation, Texas Farm Bureau Investment Corporation and Virginia Farm Bureau Holding Corporation. The Company and its affiliates are described more fully in the prospectus included in this registration statement. An organizational chart is set forth on the following page.

      ORGANIZATIONAL CHART OF SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

  Arkansas     Florida      Georgia      Kentucky     Louisiana    Mississippi  North        South        Texas Farm   Virginia
  Farm Bureau  Farm Bureau  Farm Bureau  Farm Bureau  Farm Bureau  Farm Bureau  Carolina     Carolina     Bureau       Farm Bureau
  Federation   Federation   Federation   Federation   Federation   Federation   Farm Bureau  Farm Bureau  Federation   Federation
  OWNS         OWNS         OWNS         OWNS         OWNS         OWNS         Federation   Federation   OWNS         OWNS
  CONTROLLING  CONTROLLING  CONTROLLING  CONTROLLING  CONTROLLING  CONTROLLING  OWNS         OWNS         CONTROLLING  CONTROLLING
  INTEREST IN  INTEREST IN  INTEREST IN  INTEREST IN  INTEREST IN  INTEREST IN  CONTROLLING  CONTROLLING  INTEREST IN  INTEREST IN
                                                                                INTEREST IN  INTEREST IN
       /            /            /            /            /            /            /            /            /            /
       /            /            /            /            /            /            /            /            /            /
       /            /            /            /            /            /            /            /            /            /
  Arkansas     Florida      Georgia      Kentucky     Louisiana    Mississippi  North        South        Texas Farm   Virginia
  Farm Bureau  Farm Bureau  Farm Bureau  Farm Bureau  Farm Bureau  Farm Bureau  Carolina     Carolina     Bureau       Farm Bureau
  Investment   Holding      Fed.         Investment   Investment   Investment   Farm Bureau  Farm Bureau  Investment   Holding
  Corporation  Corporation  Holding Co.  Corporation  Corporation  Corporation  Investment   Investment   Corporation  Corporation
  OWNS 10% OF  OWNS 10% OF  Inc. OWNS    OWNS 10% OF  OWNS 10% OF  OWNS 10% OF  Corporation  Corporation  OWNS 10% OF  OWNS 10% OF
                            10% OF                                              OWNS 10% OF  OWNS 10% OF
       /            /            /            /            /            /            /            /            /            /
       /            /            /            /            /            /            /            /            /            /
       /            /            /            /            /            /            /            /            /            /
  --------------------------------------------------------------------------------------------------------------------------------

                                            SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                                                    ULTIMATE CONTROLLING PERSON
  --------------------------------------------------------------------------------------------------------------------------------
                                                                  OWNS 100% OF                            OWNS 50% OF

                                                           /            /            /                         /
                                                           /            /            /                         /
                                                           /            /            /                         /
                                                      SOUTHERN     SOUTHERN     OAKWOOD                   ONE THOUSAND ONE HOTEL,
                                                      CAPITAL      FORM BUREAU  HOLDING,                  LLC
                                                      LIFE         FUND         LLC
                                                      INSURANCE    DISTRIBUTOR,
                                                      COMPANY      INC.

NOTE: Southern Farm Bureau Life Insurance Company has disclaimed control by and affiliation with its shareholders and their parent companies pursuant to the Insurance Holding Company System Regulatory Act.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 17, 2002, there were 3,051 Contract Owners.


ITEM 28.  INDEMNIFICATION

Article XII of the Company's By-Laws provides for the indemnification by the Company to the maximum extent allowed by Mississippi law, of any director or officer thereof, who is made party to any suit or proceeding because he is or was a director or officer, provided that the director or officer has met the standard of conduct set out in Mississippi Code of 1972 Annotated Section 79-4-8.51(a-d), and indemnification is not otherwise provided for by any insurance coverage available to such director or officer. Article XII also provides that if there is any question as to whether a director or officer has met the applicable standard of conduct, the same will be determined by an independent special legal counsel selected by the Board of Directors.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Southern Farm Bureau Fund Distributor, Inc. is the registrant's principal underwriter.

(b) Officers and Directors of Southern Farm Bureau Fund Distributor, Inc.


NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
Laurence Edmond Favreau                     President and Treasurer
Joseph A. Purvis                            General Counsel and Secretary
William Harold Risher                       Vice President and Assistant Secretary
Carl B. Loop, Jr.                           Director
Ronald Roy Anderson                         Advisory Director
William Donald Childs                       Director
Marshall Coyle                              Director
Kenneth Dierschke                           Director
John Wayne Dollar                           Director
Ben Martin Gramling II,                     Director
Bruce Lane Hiatt                            Director
David Webster Hillman                       Director
Kenneth M. Middleton                        Director
Oliver Bryan Mitchell                       Director
Sam Moore                                   Director
Donald Patman                               Director
Wayne F. Pryor                              Director
Stanley E. Reed                             Director
Rick Roth                                   Director
David Waide                                 Director
David Milton Winkles, Jr.                   Director
Larry B. Wooten                             Director
John Milton Wright, Jr.                     Director


    * The principal business address of all of the persons listed above is 1401 Livingston Lane, Jackson, Mississippi 39213.


ITEM 30.  LOCATION OF BOOKS AND RECORDS


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1401 Livingston Lane, Jackson, Mississippi 39213 or 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31.  MANAGEMENT SERVICES

VARIABLE PRODUCTS COMPLIANCE AND ACCOUNTING AGREEMENT. Under this agreement, EquiTrust Investment Management Services, Inc. ("EquiTrust") agrees to provide Southern Farm Bureau Life Insurance Company ("Company") with certain compliance and accounting functions with respect to the variable annuity contracts issued by the Company. These functions include: preparing Forms N-4, N-SAR and 24F-2; providing requested information for SEC examinations; calculating daily unit values, preparing trial balances, financials and audit schedules.

EquiTrust is not an affiliated person of the Company. EquiTrust is compensated quarterly for its services based on a schedule of fees attached to the agreement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through
(4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Southern Farm Bureau Life Variable Account, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Jackson, State of Mississippi, on the 22nd day of April, 2002.


                                                       SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                                                       SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

                                                       By:                          *
                                                                -----------------------------------------
                                                                               Bobby Waters
                                                                EXECUTIVE VICE PRESIDENT, CHIEF EXECUTIVE
                                                                                 OFFICER
                                                                   Southern Farm Bureau Life Insurance
                                                                                 Company

                                                       Attest:                      *
                                                                -----------------------------------------
                                                                             Joseph A. Purvis
                                                                   VICE PRESIDENT, GENERAL COUNSEL AND
                                                                                SECRETARY
                                                                   Southern Farm Bureau Life Insurance
                                                                                 Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


                   SIGNATURE                                      TITLE                        DATE
                   ---------                                      -----                        ----
                        *                         Executive Vice President, Chief
     --------------------------------------         Executive Officer [Principal          April 22, 2002
                  Bobby Waters                      Executive Officer]

                                                  Senior Vice President, Chief Financial
                        *                           Officer [Principal Financial
     --------------------------------------         Officer] [Principal Accounting        April 22, 2002
              Laurence E. Favreau                   Officer]

                        *
     --------------------------------------       President and Chairman of the Board     April 22, 2002
               Carl B. Loop, Jr.

                       *
     --------------------------------------       First Vice President and Director       April 22, 2002
               John Wayne Dollar

                       *
     --------------------------------------       Director                                April 22, 2002
               Ronald R. Anderson

                       *
     --------------------------------------       Director                                April 22, 2002
                 Donald Childs

                       *
     --------------------------------------       Director                                April 22, 2002
                 Marshall Coyle

                       *
     --------------------------------------       Director                                April 22, 2002
               Kenneth Dierschke

                   SIGNATURE                                      TITLE                        DATE
                   ---------                                      -----                        ----
                       *
     --------------------------------------       Director                                April 22, 2002
                Ben Gramling, II

                       *
     --------------------------------------       Director                                April 22, 2002
                  Bruce Hiatt

                       *
     --------------------------------------       Director                                April 22, 2002
                 David Hillman

                       *
     --------------------------------------       Director                                April 22, 2002
               Kenneth Middleton

                       *
     --------------------------------------       Director                                April 22, 2002
                 Bryan Mitchell

                       *
     --------------------------------------       Director                                April 22, 2002
                   Sam Moore

                       *
     --------------------------------------       Director                                April 22, 2002
                 Donald Patman

                       *
     --------------------------------------       Director                                April 22, 2002
                 Wayne F. Pryor

                       *
     --------------------------------------       Director                                April 22, 2002
                Stanley E. Reed

                       *
     --------------------------------------       Director                                April 22, 2002
                   Rick Roth

                       *
     --------------------------------------       Director                                April 22, 2002
                  David Waide

                       *
     --------------------------------------       Director                                April 22, 2002
             David M. Winkles, Jr.

                       *
     --------------------------------------       Director                                April 22, 2002
                Larry B. Wooten

                       *
     --------------------------------------       Director                                April 22, 2002
                J.M. Wright, Jr.


*By:         /s/ JOSEPH A. PURVIS
      ---------------------------------
               Joseph A. Purvis
               ATTORNEY-IN-FACT
        Pursuant to Power of Attorney